CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $) In Thousands, unless otherwise specified	Oct. 30, 2011	Oct. 31, 2010
Current Assets
Cash and cash equivalents	$ 463,130	$ 467,845
Short-term marketable securities	76,077	50,595
Accounts receivable (net of allowance for doubtful accounts of $4,000 at October 30, 2011 and $4,000 at October 31, 2010)	461,110	430,939
Inventories	885,823	793,771
Income taxes receivable	24,423	8,525
Deferred income taxes	69,203	70,703
Prepaid expenses	10,048	12,153
Other current assets	8,417	23,635
Total Current Assets	1,998,231	1,858,166
Deferred Income Taxes	59,814	72,426
Goodwill	630,884	629,023
Other Intangibles	132,046	141,522
Pension Assets	80,208	61,272
Investments in and Receivables from Affiliates	295,698	214,389
Other Assets	140,420	155,017
Property, Plant and Equipment
Land	56,273	54,017
Buildings	749,143	729,718
Equipment	1,393,128	1,358,237
Construction in progress	50,286	45,283
Property, Plant and Equipment, Gross	2,248,830	2,187,255
Less allowance for depreciation	(1,341,740)	(1,265,152)
Total Property, Plant and Equipment	907,090	922,103
Total Assets	4,244,391	4,053,918
Current Liabilities
Accounts payable	390,171	361,287
Accrued expenses	40,539	46,408
Accrued workers compensation	32,218	33,022
Accrued marketing expenses	77,363	76,552
Employee related expenses	195,258	187,116
Taxes payable	8,137	9,339
Interest and dividends payable	34,500	37,489
Current maturities of long-term debt		350,000
Total Current Liabilities	778,186	1,101,213
Long-Term Debt - less current maturities	250,000
Pension and Post-Retirement Benefits	473,688	454,998
Other Long-Term Liabilities	82,701	91,068
Shareholders' Investment
Preferred stock, par value $.01 a share - authorized 160,000,000 shares; issued - none
Accumulated other comprehensive loss	(175,483)	(175,910)
Retained earnings	2,824,331	2,568,774
Hormel Foods Corporation Shareholders' Investment	2,656,582	2,400,657
Noncontrolling Interest	3,234	5,982
Total Shareholders' Investment	2,659,816	2,406,639
Total Liabilities and Shareholders' Investment	4,244,391	4,053,918
Common stock, nonvoting
Shareholders' Investment
Common stock
Common stock
Shareholders' Investment
Common stock	$ 7,734	$ 7,793

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Oct. 30, 2011		Oct. 31, 2010
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 4,000		$ 4,000
Preferred stock, par value (in dollars per share)	$ 0.01	[1]	$ 0.01	[1]
Preferred stock, shares authorized	160,000,000	[1]	160,000,000	[1]
Preferred stock, shares issued	0	[1]	0	[1]
Common stock, nonvoting
Common stock, par value (in dollars per share)	$ 0.01	[1]	$ 0.01	[1]
Common stock, shares authorized	400,000,000	[1]	400,000,000	[1]
Common stock, shares issued	0	[1]	0	[1]
Common stock
Common stock, par value (in dollars per share)	$ 0.0293	[1]	$ 0.0293	[1]
Common stock, shares authorized	800,000,000	[1]	800,000,000	[1]
Common stock, shares issued	263,963,251	[1]	265,963,080	[1]

[1]	Shares and par values have been restated, as appropriate, to reflect the two-for-one stock split effected February 1, 2011

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010		Oct. 25, 2009
Net sales	$ 7,895,089	$ 7,220,719		$ 6,533,671
Cost of products sold	6,560,976	5,981,977		5,434,800
Gross Profit	1,334,113	1,238,742		1,098,871
Selling, general and administrative	618,586	605,293		567,085
Equity in earnings of affiliates	26,757	13,126		4,793
Operating Income	742,284	646,575		536,579
Other income and expense:
Interest and investment (loss) income	(786)	4,565		19,563
Interest expense	(22,662)	(26,589)		(27,995)
Earnings Before Income Taxes	718,836	624,551		528,147
Provision for income taxes	239,640	224,775		182,169
Net Earnings	479,196	399,776		345,978
Less: Net earnings attributable to noncontrolling interest	5,001	4,189		3,165
Net Earnings Attributable to Hormel Foods Corporation	$ 474,195	$ 395,587		$ 342,813
Net Earnings Per Share:
Basic (in dollars per share)	$ 1.78	$ 1.48	[1]	$ 1.28	[1]
Diluted (in dollars per share)	$ 1.74	$ 1.46	[1]	$ 1.27	[1]
Weighted-Average Shares Outstanding:
Basic (in shares)	266,394	266,732	[1]	268,454	[1]
Diluted (in shares)	271,915	270,698	[1]	270,979	[1]

[1]	Shares and per share figures have been restated, as appropriate, to reflect the two-for-one stock split effected February 1, 2011.

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified		Total	Common Stock	Treasury Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest	Comprehensive Income
Balance at Oct. 26, 2008		$ 2,013,275	$ 7,883	$ 0	$ 0	$ 2,112,873	$ (114,016)	$ 6,535
Balance (in shares) at Oct. 26, 2008	[1]		269,041	0
Comprehensive income
Net earnings		345,978				342,813		3,165	345,978
Foreign currency translation		(850)					(862)	12	(850)
Deferred hedging, net of reclassification adjustment		27,763					27,763		27,763
Pension and other benefits		(117,954)					(117,954)		(117,954)
Comprehensive income		254,937						3,177	254,937
ASC 715 measurement date adjustment (net of $912 tax effect)		(10,334)				(11,793)	1,459
Purchases of common stock		(38,147)		(38,147)
Purchases of common stock, shares	[1]			(2,305)
Stock-based compensation expense		12,054			12,054
Exercise of stock options/nonvested shares		2,551	13	(15)	2,553
Exercise of stock options/nonvested shares, shares	[1]		452	(1)
Shares retired		0	(68)	38,162	(14,607)	(23,487)
Shares retired, shares	[1]		(2,306)	2,306
Distribution to noncontrolling interest		(7,999)						(7,999)
Declared cash dividends - $.51, $.42 and $.38 per share for the year 2011, 2010 and 2009, respectively		(102,016)				(102,016)
Balance at Oct. 25, 2009		2,124,321	7,828	0	0	2,318,390	(203,610)	1,713
Balance (in shares) at Oct. 25, 2009	[1]		267,187	0
Comprehensive income
Net earnings		399,776				395,587		4,189	399,776
Foreign currency translation		5,548					5,468	80	5,548
Deferred hedging, net of reclassification adjustment		33,372					33,372		33,372
Pension and other benefits		(11,140)					(11,140)		(11,140)
Comprehensive income		427,556						4,269	427,556
Purchases of common stock		(69,574)		(69,574)
Purchases of common stock, shares	[1]			(3,407)
Stock-based compensation expense		14,402			14,402
Exercise of stock options/nonvested shares		21,764	65	(308)	22,007
Exercise of stock options/nonvested shares, shares	[1]		2,198	(15)
Shares retired		0	(100)	69,882	(36,409)	(33,373)
Shares retired, shares	[1]		(3,422)	3,422
Declared cash dividends - $.51, $.42 and $.38 per share for the year 2011, 2010 and 2009, respectively		(111,830)				(111,830)
Balance at Oct. 31, 2010		2,406,639	7,793	0	0	2,568,774	(175,910)	5,982
Balance (in shares) at Oct. 31, 2010	[1]		265,963	0
Comprehensive income
Net earnings		479,196				474,195		5,001	479,196
Foreign currency translation		1,094					843	251	1,094
Deferred hedging, net of reclassification adjustment		(3,476)					(3,476)		(3,476)
Pension and other benefits		3,060					3,060		3,060
Comprehensive income		479,874						5,252	479,874
Purchases of common stock		(152,930)		(152,930)
Purchases of common stock, shares	[1]			(5,497)
Stock-based compensation expense		17,229			17,229
Exercise of stock options/nonvested shares		53,039	102	(163)	53,100
Exercise of stock options/nonvested shares, shares	[1]		3,503	(6)
Shares retired		0	(161)	153,093	(70,329)	(82,603)
Shares retired, shares	[1]		(5,503)	5,503
Distribution to noncontrolling interest		(8,000)						(8,000)
Declared cash dividends - $.51, $.42 and $.38 per share for the year 2011, 2010 and 2009, respectively		(136,035)				(136,035)
Balance at Oct. 30, 2011		$ 2,659,816	$ 7,734	$ 0	$ 0	$ 2,824,331	$ (175,483)	$ 3,234
Balance (in shares) at Oct. 30, 2011	[1]		263,963	0

[1]	Shares and per share figures have been restated, as appropriate, to reflect the two-for-one stock split effected February 1, 2011.

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 30, 2011		Oct. 31, 2010		Oct. 25, 2009
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' INVESTMENT
ASC 715 measurement date adjustment, tax effect					$ 912
Declared cash dividends (in dollars per share)	$ 0.51	[1]	$ 0.42	[1]	$ 0.38	[1]

[1]	Shares and per share figures have been restated, as appropriate, to reflect the two-for-one stock split effected February 1, 2011.

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009
Operating Activities
Net earnings	$ 479,196	$ 399,776	$ 345,978
Adjustments to reconcile to net cash provided by operating activities:
Depreciation	114,689	115,059	116,774
Amortization of intangibles	9,476	10,532	10,364
Equity in earnings of affiliates, net of dividends	(22,726)	(13,126)	(4,793)
Provision for deferred income taxes	6,752	29,429	(311)
(Gain) loss on property/equipment sales and plant facilities	(632)	(394)	128
Gain on dissolution of joint venture	0	0	(3,591)
Non-cash investment activities	3,995	(1,760)	(3,555)
Stock-based compensation expense	17,229	14,402	12,054
Excess tax benefit from stock-based compensation	(15,205)	(10,298)	(1,313)
Other	486	7,595	0
Changes in operating assets and liabilities, net of acquisitions:
(Increase) decrease in accounts receivable	(30,171)	(58,647)	38,718
(Increase) decrease in inventories	(92,052)	(73,909)	62,116
Decrease in prepaid expenses and other current assets	10,513	39,289	61,470
Increase (decrease) in pension and post-retirement benefits	5,197	(35,265)	(85,947)
Increase in accounts payable and accrued expenses	3,732	62,849	10,676
Net Cash Provided by Operating Activities	490,479	485,532	558,768
Investing Activities
Sale of available-for-sale securities	0	0	6,270
Purchase of available-for-sale securities	0	0	(2,371)
Net purchase of trading securities	(20,000)	(50,000)	0
Acquisitions of businesses/intangibles	(7,207)	(28,104)	(701)
Purchases of property/equipment	(96,911)	(89,823)	(96,961)
Proceeds from sales of property/equipment	4,386	4,915	5,003
(Increase) decrease in investments, equity in affiliates, and other assets	(51,253)	(95,464)	3,532
Distributions from affiliates	0	0	0
Net Cash Used in Investing Activities	(170,985)	(258,476)	(85,228)
Financing Activities
Principal payments on short-term debt	0	0	(100,000)
Proceeds from long-term debt, net	247,564	0	0
Principal payments on long-term debt	(350,000)	0	0
Dividends paid on common stock	(129,975)	(109,374)	(101,376)
Share repurchase	(152,930)	(69,574)	(38,147)
Proceeds from exercise of stock options	53,780	22,884	2,387
Excess tax benefit from stock-based compensation	15,205	10,298	1,313
Distribution to noncontrolling interest	(8,000)	0	(7,999)
Other	147	1,303	756
Net Cash Used in Financing Activities	(324,209)	(144,463)	(243,066)
(Decrease) Increase in Cash and Cash Equivalents	(4,715)	82,593	230,474
Cash and cash equivalents at beginning of year	467,845	385,252	154,778
Cash and Cash Equivalents at End of Year	$ 463,130	$ 467,845	$ 385,252

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Oct. 30, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note A

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation: The consolidated financial statements include the accounts of Hormel Foods Corporation (the Company) and all of its majority-owned subsidiaries after elimination of intercompany accounts, transactions, and profits.

Reclassifications: Certain reclassifications of previously reported amounts have been made to conform to the current year presentation and to conform with recent accounting pronouncements and guidance. The reclassifications had no impact on net earnings or operating cash flows as previously reported.

Stock Split: On November 22, 2010, the Company’s Board of Directors authorized a two-for-one split of the Company’s common stock, which was subsequently approved by shareholders at the Company’s Annual Meeting on January 31, 2011, and effected on February 1, 2011. The Company’s common stock was reclassified by reducing the par value from $.0586 per share to $.0293 per share and the number of authorized shares was increased from 400,000,000 to 800,000,000 shares, in order to effect a two-for-one stock split. The number of authorized shares of nonvoting common stock and preferred stock was also increased to 400,000,000 shares and 160,000,000 shares, respectively, with no change in the par value of those shares.

Unless otherwise noted, all prior year share amounts and per share calculations throughout this Annual Report have been restated to reflect the impact of this split, and to provide data on a basis comparable to fiscal 2011. Such restatements include calculations regarding the Company’s weighted-average shares, earnings per share, and dividends per share, as well as disclosures regarding the Company’s stock-based compensation plans and share repurchase activity.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fiscal Year: The Company’s fiscal year ends on the last Sunday in October. Fiscal year 2011 consisted of 52 weeks, fiscal year 2010 consisted of 53 weeks, and fiscal year 2009 consisted of 52 weeks.

Cash and Cash Equivalents: The Company considers all investments with an original maturity of three months or less on their acquisition date to be cash equivalents. The Company’s cash equivalents as of October 30, 2011, and October 31, 2010, consisted entirely of money market funds rated AAA.

Fair Value Measurements: Pursuant to the provisions of Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820), the Company measures certain assets and liabilities at fair value or discloses the fair value of certain assets and liabilities recorded at cost in the consolidated financial statements. Fair value is calculated as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). ASC 820 establishes a fair value hierarchy which requires assets and liabilities measured at fair value to be categorized into one of three levels based on the inputs used in the valuation. The Company classifies assets and liabilities in their entirety based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1: Observable inputs based on quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable inputs, other than those included in Level 1, based on quoted prices for similar assets and liabilities in active markets, or quoted prices for identical assets and liabilities in inactive markets.

Level 3: Unobservable inputs that reflect an entity’s own assumptions about what inputs a market participant would use in pricing the asset or liability based on the best information available in the circumstances.

See additional discussion regarding the Company’s fair value measurements in Notes I, M, and N.

Investments: The Company maintains a rabbi trust to fund certain supplemental executive retirement plans and deferred income plans, which is included in other assets on the Consolidated Statements of Financial Position. The securities held by the trust are classified as trading securities. Therefore, unrealized gains and losses associated with these investments are included in the Company’s earnings. Securities held by the trust generated a gain of $1.2 million for the fiscal year ended October 30, 2011, a gain of $5.4 million for the fiscal year ended October 31, 2010, and a gain of $15.3 million for the fiscal year ended October 25, 2009. The Company has transitioned the majority of this portfolio to more fixed return investments to reduce the exposure to volatility in equity markets.

The Company also holds securities as part of an investment portfolio, which are classified as short-term marketable securities on the Consolidated Statements of Financial Position. These investments are also trading securities. Therefore, unrealized gains and losses are included in the Company’s earnings. The Company recorded a gain of $0.5 million related to these investments for the fiscal year ended October 30, 2011, compared to a gain of $0.6 million for the fiscal year ended October 31, 2010.

Inventories: Inventories are stated at the lower of cost or market. Cost is determined principally under the average cost method.

Property, Plant and Equipment: Property, plant and equipment are stated at cost. The Company uses the straight-line method in computing depreciation. The annual provisions for depreciation have been computed principally using the following ranges of asset lives: buildings 20 to 40 years, machinery and equipment 5 to 10 years.

Software development and implementation costs are expensed until the Company has determined that the software will result in probable future economic benefits, and management has committed to funding the project. Thereafter, all qualified external implementation costs, and purchased software costs, are capitalized and amortized using the straight-line method over the remaining estimated useful lives, not exceeding five years.

Goodwill and Other Intangibles: Goodwill and other intangible assets are originally recorded at their estimated fair values at date of acquisition, and are allocated to reporting units that will receive the related sales and income. The Company’s reporting units represent operating segments (aggregations of business units that have similar economic characteristics and share the same production facilities, raw materials, and labor force). Definite-lived intangible assets are amortized over their estimated useful lives and are evaluated for impairment annually, or more frequently if impairment indicators are present, using a process similar to that used to test long-lived assets for impairment. Goodwill and indefinite-lived intangible assets are tested annually for impairment, or more frequently if impairment indicators arise.

In conducting the annual impairment test for goodwill, the Company first performs a qualitative assessment to determine whether it is more likely than not (> 50% likelihood) that the fair value of any reporting unit is less than its carrying amount. If the Company concludes that this is the case, then a two-step quantitative test for goodwill impairment is performed for the appropriate reporting units. Otherwise, the Company concludes that no impairment is indicated and does not perform the two-step test.

In conducting the initial qualitative assessment, the Company analyzes actual and projected growth trends for net sales, gross margin, and segment profit for each reporting unit, as well as historical performance versus plan and the results of prior quantitative tests performed. Additionally, each reporting unit assesses critical areas that may impact their business, including macroeconomic conditions and the related impact, market related exposures, any plans to market all or a portion of their business, competitive changes, new or discontinued product lines, changes in key personnel, or any other potential risks to their projected financial results.

If required, the quantitative goodwill impairment test is a two-step process performed at the reporting unit level. First, the fair value of each reporting unit is compared to its corresponding carrying value, including goodwill. The fair value of each reporting unit is estimated using discounted cash flow valuations (Level 3), which incorporate assumptions regarding future growth rates, terminal values, and discount rates. The estimates and assumptions used consider historical performance and are consistent with the assumptions used in determining future profit plans for each reporting unit, which are approved by the Company’s Board of Directors. If the first step results in the carrying value exceeding the fair value of any reporting unit, then a second step must be completed in order to determine the amount of goodwill impairment that should be recorded. In the second step, the implied fair value of the reporting unit’s goodwill is determined by allocating the reporting unit’s fair value to all of its assets and liabilities other than goodwill in a manner similar to a purchase price allocation. The implied fair value of the goodwill that results from the application of this second step is then compared to the carrying amount of the goodwill and an impairment charge is recorded for the difference.

Based on the qualitative assessment conducted in fiscal 2011, performance of the quantitative two-step test was not required for any of the Company’s reporting units, and no goodwill impairment charges were recorded.

Impairment testing for indefinite-lived intangible assets also compares the fair value and carrying value of the intangible asset. The fair value of indefinite-lived intangible assets is primarily determined on the basis of estimated discounted value, using the relief from royalty method (Level 3), which incorporates assumptions regarding future sales projections and discount rates. If the carrying value exceeds fair value, the indefinite-lived intangible asset is considered impaired and an impairment charge is recorded for the difference. No material impairment charges were recorded for indefinite-lived intangible assets for fiscal 2011.

Impairment of Long-lived Assets: The Company reviews long-lived assets and definite-lived intangible assets for impairment annually, or more frequently when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If impairment indicators are present and the estimated future undiscounted cash flows are less than the carrying value of the assets and any related goodwill, the carrying value is reduced to the estimated fair value. During the second quarter of fiscal 2010, the Company made the decision to close its Valley Fresh plant in Turlock, California. The facilities in that location were evaluated during that process and the Company recorded a pretax charge of $6.6 million to reduce the property, plant and equipment to its current estimated fair value. No other material write-downs were recorded in fiscal years 2011, 2010, or 2009.

Contingent Liabilities: The Company may be subject to investigations, legal proceedings, or claims related to the on-going operation of its business, including claims both by and against the Company. Such proceedings typically involve claims related to product liability, contract disputes, wage and hour laws, employment practices, or other actions brought by employees, consumers, competitors, or suppliers. The Company establishes accruals for its potential exposure, as appropriate, for claims against the Company when losses become probable and reasonably estimable. Where the Company is able to reasonably estimate a range of potential losses, the Company records the amount within that range that constitutes the Company’s best estimate.

Foreign Currency Translation: Assets and liabilities denominated in foreign currency are translated at the current exchange rate as of the statement of financial position date, and amounts in the statement of operations are translated at the average monthly exchange rate. Translation adjustments resulting from fluctuations in exchange rates are recorded as a component of accumulated other comprehensive loss in shareholders’ investment.

When calculating foreign currency translation, the Company deemed its foreign investments to be permanent in nature and has not provided for taxes on currency translation adjustments arising from converting the investment in a foreign currency to U.S. dollars.

Derivatives and Hedging Activity: The Company uses commodity and currency positions to manage its exposure to price fluctuations in those markets. The contracts are recorded at fair value on the Consolidated Statements of Financial Position within other current assets or accounts payable. Additional information on hedging activities is presented in Note M.

Equity Method Investments: The Company has a number of investments in joint ventures where its voting interests are in excess of 20 percent but not greater than 50 percent. The Company accounts for such investments under the equity method of accounting, and its underlying share of each investee’s equity is reported in the Consolidated Statements of Financial Position as part of investments in and receivables from affiliates.

The Company regularly monitors and evaluates the fair value of our equity investments. If events and circumstances indicate that a decline in the fair value of these assets has occurred and is other than temporary, the Company will record a charge in equity in earnings of affiliates in the Consolidated Statements of Operations. The Company’s equity investments do not have a readily determinable fair value as none of them are publicly traded. The fair values of the Company’s private equity investments are determined by discounting the estimated future cash flows of each entity. These cash flow estimates include assumptions on growth rates and future currency exchange rates (Level 3). The Company did not record an impairment charge on any of its equity investments in fiscal years 2011, 2010, or 2009.

See additional discussion regarding the Company’s equity method investments in Note G.

Revenue Recognition: The Company recognizes sales when title passes upon delivery of its products to customers, net of applicable provisions for discounts, returns, and allowances. Products are delivered upon receipt of customer purchase orders with acceptable terms, including price and collectability that is reasonably assured.

The Company offers various sales incentives to customers and consumers. Incentives that are offered off-invoice include prompt pay allowances, will call allowances, spoilage allowances, and temporary price reductions. These incentives are recognized as reduction of revenue at the time title passes. Coupons are used as an incentive for consumers to purchase various products. The coupons reduce revenues at the time they are offered, based on estimated redemption rates. Promotional contracts are performed by customers to promote the Company’s products to the consumers. These incentives reduce revenues at the time of performance through direct payments and accrued promotional funds. Accrued promotional funds are unpaid liabilities for promotional contracts in process or completed at the end of a quarter or fiscal year. Promotional contract accruals are based on a review of the unpaid outstanding contracts on which performance has taken place. Estimates used to determine the revenue reduction include the level of customer performance and the historical spend rate versus contracted rates.

Allowance for Doubful Accounts: The Company estimates the allowance for doubtful accounts based on a combination of factors, including the age of its accounts receivable balances, customer history, collection experience, and current market factors. Additionally, a specific reserve may be established if the Company becomes aware of a customer’s inability to meet its financial obligations.

Advertising Expenses: Advertising costs are expensed when incurred. Advertising expenses include all media advertising but exclude the costs associated with samples, demonstrations, and market research. Advertising costs for fiscal years 2011, 2010, and 2009 were $115.3 million, $112.3 million, and $93.6 million, respectively.

Shipping and Handling Costs: The Company’s shipping and handling expenses are included in cost of products sold.

Research and Development Expenses: Research and development costs are expensed as incurred and are included in selling, general and administrative expenses. Research and development expenses incurred for fiscal years 2011, 2010, and 2009 were $29.4 million, $27.6 million, and $25.4 million, respectively.

Income Taxes: The Company records income taxes in accordance with the liability method of accounting. Deferred taxes are recognized for the estimated taxes ultimately payable or recoverable based on enacted tax law. Changes in enacted tax rates are reflected in the tax provision as they occur.

In accordance with ASC 740, Income Taxes, the Company recognizes a tax position in its financial statements when it is more likely than not that the position will be sustained upon examination based on the technical merits of the position. That position is then measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Employee Stock Options: The Company records stock-based compensation expense in accordance with ASC 718, Compensation — Stock Compensation. For options subject to graded vesting, the Company recognizes stock-based compensation expense ratably over the shorter of the vesting period or requisite service period. Stock-based compensation expense for grants made to retirement-eligible employees is recognized on the date of grant.

Share Repurchases: On October 2, 2002, the Company announced that its Board of Directors had authorized the Company to repurchase up to 10.0 million shares of common stock with no expiration date. On a pre-split basis, the Company purchased 1.1 million shares at an average price of $39.78 during fiscal 2010 under this authorization, which fully depleted that program. The Company had also purchased 1.2 million shares at an average price of $33.10 under this authorization during fiscal 2009.

On May 26, 2010, the Company announced that its Board of Directors had authorized the Company to repurchase an additional 5.0 million shares of common stock with no expiration date. On a pre-split basis, the Company purchased 0.6 million shares at an average price of $42.86 during fiscal 2010 under this new authorization.

On November 22, 2010, the Board of Directors also authorized a two-for-one stock split of the Company’s common stock. As part of the Board’s approval of that stock split, the number of shares remaining to be repurchased was adjusted proportionately. On a post-split basis, 5.5 million shares at an average price of $27.82 were purchased during fiscal 2011 under the current authorization in place.

Supplemental Statement of Operations Information: Net earnings for the fiscal year ended October 31, 2010, include two non-recurring charges recorded by the Company. During the second quarter of fiscal 2010, the Company made the decision to close its Valley Fresh plant in Turlock, California. Valley Fresh® canned meats were produced at this facility. A write-down of fixed assets and the recording of employee related costs resulted in a charge of $6.3 million after tax ($0.02 per diluted share). Health care laws enacted in fiscal 2010 also required the Company to reduce the value of its deferred tax assets as a result of a change to the tax treatment of Medicare Part D subsidies. As a result, the Company recorded a charge of $7.1 million ($0.03 per diluted share) to income tax expense during the second quarter, primarily related to these new health care laws.

Supplemental Cash Flow Information: Non-cash investment activities presented on the Consolidated Statements of Cash Flows generally consist of unrealized gains or losses on the Company’s rabbi trust and other investments, amortization of affordable housing investments, and amortization of bond financing costs. Additionally, the Company had a $7.9 million negative reserve adjustment related to supplier contracts for the fiscal year ended October 25, 2009. The noted investments are included in other assets or short-term marketable securities on the Consolidated Statements of Financial Position.

Changes in the value of these investments are included in the Company’s net earnings and are presented in the Consolidated Statements of Operations as either interest and investment income or interest expense, as appropriate.

Accounting Changes and Recent Accounting Pronouncements: In September 2011, the Financial Accounting Standards Board (FASB) updated the guidance within ASC 350, Intangibles — Goodwill and Other. The update gives companies the option to first perform a qualitative assessment for goodwill impairment to determine whether it is more likely than not (> 50% likelihood) that the fair value of a reporting unit is less than its carrying amount. If a company concludes that this is the case, then a two-step quantitative test for goodwill impairment must still be performed. Otherwise, a company does not need to perform the two-step test. The updated guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted if a company’s financial statements have not yet been issued. As allowed, the Company early adopted the new provisions of this accounting standard and used the qualitative assessment option for its annual goodwill impairment test performed for fiscal 2011. The testing procedures and results are described under Goodwill and Other Intangibles above.

In June 2011, the FASB updated the guidance within ASC 220, Comprehensive Income. The update eliminates the option for companies to report other comprehensive income and its related components in the Statement of Changes in Stockholders’ Equity. Instead, companies have the option to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous Statement of Comprehensive Income or in two separate but consecutive statements. The updated guidance is to be applied retrospectively, and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company will adopt the new provisions of this accounting standard at the beginning of fiscal year 2013, and adoption is not expected to have a material impact on the consolidated financial statements, as it relates to presentation only.

In May 2011, the FASB updated the guidance within ASC 820, Fair Value Measurements and Disclosures. The update amends and clarifies current fair value measurement guidance, and requires additional disclosures. The most significant disclosure requirement relates to quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. The updated guidance is effective for interim and annual periods beginning after December 15, 2011, and early adoption is not permitted. Accordingly, the Company will adopt the new provisions of this accounting standard in the second quarter of fiscal 2012 and is currently evaluating the impact of adoption on the consolidated financial statements.

ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Oct. 30, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS

Note B

ACCUMULATED OTHER COMPREHENSIVE LOSS

Components of accumulated other comprehensive loss are as follows:

				Accumulated
	Foreign		Deferred	Other
	Currency	Pension &	Gain (Loss)	Comprehensive
(in thousands)	Translation	Other Benefits	— Hedging	Loss
Balance at October 26, 2008	$ 4,243	$ (77,608)	$(40,651)	$ (114,016)
Unrecognized losses	(862)	(200,150)	(8,323)	(209,335)
Reclassification into net earnings	–	9,200	55,053	64,253
Tax effect	–	72,996	(18,967)	54,029
Net of tax amount	(862)	(117,954)	27,763	(91,053)
ASC 715 measurement date adjustment (net of $912 tax effect)	–	1,459	–	1,459
Balance at October 25, 2009	$ 3,381	$ (194,103)	$(12,888)	$ (203,610)
Unrecognized gains (losses)	5,468	(38,490)	23,511	(9,511)
Reclassification into net earnings	–	22,244	28,672	50,916
Tax effect	–	5,106	(18,811)	(13,705)
Net of tax amount	5,468	(11,140)	33,372	27,700
Balance at October 31, 2010	$ 8,849	$ (205,243)	$ 20,484	$ (175,910)
Unrecognized gains (losses)	843	(15,115)	39,480	25,208
Reclassification into net earnings	–	20,363	(45,103)	(24,740)
Tax effect	–	(2,188)	2,147	(41)
Net of tax amount	843	3,060	(3,476)	427
Balance at October 30, 2011	$ 9,692	$ (202,183)	$ 17,008	$(175,483)

EARNINGS PER SHARE	12 Months Ended
Oct. 30, 2011
EARNINGS PER SHARE
EARNINGS PER SHARE

Note C

EARNINGS PER SHARE DATA

Basic earnings per share are computed using the weighted-average common shares outstanding. Diluted earnings per share are computed using the weighted-average common shares outstanding after adjusting for potential common shares from stock options. For all years presented, the reported net earnings attributable to the Company were used when computing basic and diluted earnings per share. A reconciliation of the shares used in the computation is as follows:

(in thousands)	2011	2010	2009
Basic weighted-average shares outstanding	266,394	266,732	268,454
Dilutive potential common shares	5,521	3,966	2,525

Diluted weighted-average shares outstanding	271,915	270,698	270,979

For fiscal years 2011, 2010, and 2009, a total of 0.7 million, 3.6 million, and 10.0 million weighted-average outstanding stock options, respectively, were not included in the computation of dilutive potential common shares since their inclusion would have had an antidilutive effect on earnings per share.

ACQUISITIONS	12 Months Ended
Oct. 30, 2011
ACQUISITIONS
ACQUISITIONS

Note D

ACQUISITIONS

Effective February 1, 2010, the Company completed the acquisition of the Country Crock® chilled side dish business from Unilever United States Inc. This line of microwaveable, refrigerated side dishes complements the Company’s Hormel® refrigerated entrées and Lloyd’s® barbeque product lines within the Refrigerated Foods segment. Country Crock® remains a registered trademark of the Unilever Group of Companies and is being used under license.

Operating results for this product line are included in the Company’s Consolidated Statements of Operations from the date of acquisition. Pro forma results of operations are not presented, as the acquisition was not material to the consolidated Company.

INVENTORIES	12 Months Ended
Oct. 30, 2011
INVENTORIES
INVENTORIES
Note E

INVENTORIES

Principal components of inventories are:

	October 30,	October 31,
(in thousands)	2011	2010
Finished products	$463,491	$431,285
Raw materials and work-in-process	251,324	205,355
Materials and supplies	171,008	157,131
Total	$885,823	$793,771

GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Oct. 30, 2011
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS
Note F

GOODWILL AND INTANGIBLE ASSETS

The changes in the carrying amount of goodwill for the fiscal years ended October 30, 2011, and October 31, 2010, are presented in the table below. The additions during fiscal 2010 primarily relate to the Country Crock® acquisition.

	Grocery	Refrigerated
(in thousands)	Products	Foods	JOTS	Specialty Foods	All Other	Total
Balance as of October 25, 2009	$123,316	$85,923	$203,214	$207,028	$674	$620,155
Goodwill acquired	–	8,868	–	–	–	8,868
Balance as of October 31, 2010	$123,316	$94,791	$203,214	$207,028	$674	$629,023
Goodwill acquired	–	1,861	–	–	–	1,861
Balance as of October 30, 2011	$123,316	$96,652	$203,214	$207,028	$674	$630,884

The gross carrying amount and accumulated amortization for definite-lived intangible assets are presented in the table below.

	October 30, 2011			October 31, 2010
	Gross		Weighted-	Gross		Weighted-
	Carrying	Accumulated	Average	Carrying	Accumulated	Average
(in thousands)	Amount	Amortization	Life (in Years)	Amount	Amortization	Life (in Years)
Customer lists/relationships	$22,378	$(12,556)	10.9	$22,378	$(10,194)	10.9
Proprietary software & technology	22,000	(14,822)	9.3	23,650	(13,974)	9.0
Formulas & recipes	18,354	(10,047)	8.8	22,404	(11,914)	8.5
Non-compete covenants	5,370	(5,124)	4.6	7,200	(6,275)	4.4
Distribution network	4,120	(3,371)	10.0	4,120	(2,959)	10.0
Other intangibles	8,660	(4,981)	7.4	9,740	(5,011)	6.8
Total	$80,882	$(50,901)	9.1	$89,492	$(50,327)	8.8

Amortization expense for the fiscal years ended October 30, 2011, October 31, 2010, and October 25, 2009, was $9.5 million, $10.5 million, and $10.4 million, respectively.

Estimated annual amortization expense (in thousands) for the five fiscal years after October 30, 2011, is as follows:

2012	$8,906
2013	7,699
2014	6,303
2015	3,192
2016	1,023

The carrying amounts for indefinite-lived intangible assets are as follows.

	October 30,	October 31,
(in thousands)	2011	2010
Brand/tradename/trademarks	$94,081	$94,373
Other intangibles	7,984	7,984
Total	$102,065	$102,357

During the fourth quarter of fiscal years 2011 and 2010, the Company completed the required annual impairment tests of indefinite-lived intangible assets and goodwill, with no material impairment indicated. Useful lives of intangible assets were also reviewed during this process, with no changes identified.

INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES	12 Months Ended
Oct. 30, 2011
INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES
INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES
Note G

INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES

The Company accounts for its majority-owned operations under the consolidation method. Investments in which the Company owns a minority interest, and for which there are no other indicators of control, are accounted for under the equity or cost method. These investments, along with any related receivables from affiliates, are included in the Consolidated Statements of Financial Position as investments in and receivables from affiliates.

Investments in and receivables from affiliates consists of the following:

			October 30,	October 31,
(in thousands)	Segment	% Owned	2011	2010
MegaMex Foods, LLC	Grocery Products	50%	$205,523	$122,447
Purefoods-Hormel Company	All Other	40%	65,140	63,894
San Miguel Purefoods (Vietnam) Co. Ltd.	All Other	49%	17,442	20,501
Other	Various	Various	7,593	7,547
Total			$295,698	$214,389

Equity in earnings of affiliates consists of the following:

(in thousands)	Segment	2011	2010	2009
MegaMex Foods, LLC	Grocery Products	$24,532	$11,996	$ N/A
Purefoods-Hormel Company	All Other	5,182	3,523	1,561
San Miguel Purefoods (Vietnam) Co. Ltd.	All Other	(3,059)	(1,315)	(210)
Other	Various	102	(1,078)	3,442
Total		$26,757	$13,126	$4,793

MegaMex Foods, LLC

On October 26, 2009, the Company completed the formation of MegaMex Foods, LLC (MegaMex), a 50/50 joint venture formed by the Company and Herdez Del Fuerte, S.A. de C.V. to market Mexican foods in the United States. On October 6, 2010, MegaMex acquired 100 percent of the stock of Don Miguel Foods Corp. (Don Miguel). Don Miguel is a leading provider of branded frozen and fresh authentic Mexican appetizers, snacks, and hand held items. On August 22, 2011, MegaMex acquired 100 percent of Fresherized Foods, which produces Wholly Guacamole,® Wholly Salsa,® and Wholly Queso® products.

The Company recognized a basis difference of $21.3 million associated with the formation of MegaMex, which is being amortized through equity in earnings of affiliates.

LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS	12 Months Ended
Oct. 30, 2011
LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS
LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS

Note H

LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS

Long-term debt consists of:

	October 30,	October 31,
(in thousands)	2011	2010

Senior unsecured notes, with interest at 6.625%, interest due semi-annually through June 2011 maturity date	$–	$350,000

Senior unsecured notes, with interest at 4.125%, interest due semi-annually through April 2021 maturity date	250,000	–

Less current maturities	–	350,000

Total	$250,000	$–

The Company has a $300.0 million revolving line of credit which bears interest at a variable rate based on LIBOR. As of October 30, 2011, and October 31, 2010, the Company had not drawn from this line of credit. A fixed fee is paid for the availability of this credit line. On November 22, 2011, the Company amended the terms and conditions for this line of credit and extended the maturity date to November 2016.

The Company is required by certain covenants in its debt agreements, to maintain specified levels of financial ratios and financial position. At the end of the current fiscal year, the Company was in compliance with all of these covenants.

Total interest paid during fiscal 2011, 2010, and 2009 was $31.7 million, $26.5 million, and $28.3 million, respectively. Based on borrowing rates available to the Company for long-term financing with similar terms and average maturities, the fair value of long-term debt (including current maturities), utilizing discounted cash flows, was $266.9 million as of October 30, 2011, and $371.8 million as of October 31, 2010.

PENSION AND OTHER POST-RETIREMENT BENEFITS	12 Months Ended
Oct. 30, 2011
PENSION AND OTHER POST-RETIREMENT BENEFITS
PENSION AND OTHER POST-RETIREMENT BENEFITS
Note I

PENSION AND OTHER POST-RETIREMENT BENEFITS

The Company has several defined benefit plans and defined contribution plans covering most employees. Total costs associated with the Company’s defined contribution benefit plans in 2011, 2010, and 2009 were $27.1 million, $26.6 million, and $25.8 million, respectively. Benefits for defined benefit pension plans covering hourly employees are provided based on stated amounts for each year of service, while plan benefits covering salaried employees are based on final average compensation. The Company’s funding policy is to make annual contributions of not less than the minimum required by applicable regulations. Actuarial gains and losses and any adjustments resulting from plan amendments are deferred and amortized to expense over periods ranging from 8-22 years.

Certain groups of employees are eligible for post-retirement health or welfare benefits. Benefits for retired employees vary for each group depending on respective retirement dates and applicable plan coverage in effect. Contribution requirements for retired employees are governed by the Retiree Health Care Payment Program and may change each year as the cost to provide coverage is determined. Eligible employees hired after January 1, 1990, may receive post-retirement medical coverage but must pay the full cost of the coverage. Actuarial gains and losses and any adjustments resulting from plan amendments are deferred and amortized to expense over periods ranging from 7-19 years.

In 2011, several changes were enacted that affected the Company’s defined benefit pension plans at the measurement date. The defined benefit pension plan covering collectively bargained employees was amended as a result of labor negotiations, causing an increase in the benefit obligation. The benefit obligation for the other defined benefit plans was reduced as a result of a change in the pension formula effective January 1, 2017. The amended formula remains a defined benefit formula, but will base the accrued benefit credit on age and service and define the benefit as a lump sum. Effective October 31, 2016, the 401k match for these participants will be increased.

Net periodic cost of defined benefit plans included the following:

	Pension Benefits			Post-retirement Benefits
(in thousands)	2011	2010	2009	2011	2010	2009
Service cost	$ 24,206	$ 21,998	$ 18,004	$ 2,219	$ 2,477	$ 2,262
Interest cost	50,282	48,305	47,251	18,891	20,703	22,464
Expected return on plan assets	(62,989)	(55,128)	(52,296)	–	–	–
Amortization of prior service cost	(607)	(607)	(607)	4,341	4,341	5,505
Recognized actuarial loss (gain)	16,633	16,133	5,142	(4)	2,377	(841)
Settlement charges	–	1,192	6,788	–	–	–
Curtailment charge	–	131	–	–	–	–
Special termination cost	–	386	–	–	109	–
Net periodic cost	$ 27,525	$ 32,410	$ 24,282	$25,447	$30,007	$29,390

Included in accumulated other comprehensive loss for pension benefits at October 30, 2011, and October 31, 2010, are the following amounts that have not yet been recognized in net periodic pension cost: unrecognized prior service credit of $52.5 million and unrecognized actuarial losses of $334.0 million, and unrecognized prior service credit of $1.8 million and unrecognized actuarial losses of $289.4 million, respectively. The prior service credit and actuarial loss included in accumulated other comprehensive loss and expected to be recognized in net periodic pension cost during the fiscal year ending October 28, 2012, are $5.1 million and $20.1 million, respectively.

Included in accumulated other comprehensive loss for post-retirement benefits at October 30, 2011, and October 31, 2010, are the following amounts that have not yet been recognized in net periodic post-retirement benefit cost: unrecognized prior service costs of $19.0 million and unrecognized actuarial losses of $25.2 million, and unrecognized prior service costs of $25.5 million and unrecognized actuarial losses of $17.9 million, respectively. The prior service cost and actuarial loss included in accumulated other comprehensive loss and expected to be recognized in net periodic post-retirement benefit cost during the fiscal year ending October 28, 2012, are $3.6 million and $0.0 million, respectively.

The following is a reconciliation of the beginning and ending balances of the benefit obligation, the fair value of plan assets, and the funded status of the plans as of the October 30, 2011 and the October 31, 2010 measurement dates:

	Pension Benefits		Post-retirement Benefits
(in thousands)	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$878,630	$785,560	$346,707	$346,106
Service cost	24,206	21,998	2,219	2,477
Interest cost	50,282	48,305	18,891	20,703
Plan amendments	(51,283)	–	(2,082)	–
Special termination cost	–	386	–	109
Actuarial loss	84,958	64,231	7,276	2,446
Benefits paid	(44,167)	(41,850)	(21,877)	(25,134)
Benefit obligation at end of year	$942,626	$878,630	$351,134	$346,707

The post-retirement benefits paid are net of Medicare Part D subsidy receipts of $2.8 million and $4.2 million for fiscal 2011 and 2010, respectively.

	Pension Benefits		Post-retirement Benefits
(in thousands)	2011	2010	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of year	$802,449	$689,759	$ –	$ –
Actual return on plan assets	86,748	81,993	–	–
Employee contributions	–	–	2,749	2,362
Employer contributions	25,893	72,547	26,120	29,304
Benefits paid	(44,167)	(41,850)	(28,869)	(31,666)
Fair value of plan assets at end of year	$870,923	$802,449	$ –	$ –
Funded status at end of year	$(71,703)	$(76,181)	$(351,134)	$(346,707)

Amounts recognized in the Consolidated Statements of Financial Position as of October 30, 2011, and October 31, 2010, are as follows:

	Pension Benefits		Post-retirement Benefits
(in thousands)	2011	2010	2011	2010
Pension assets	$ 80,208	$ 61,272	$ –	$ –
Accrued expenses	(2,924)	(3,273)	(26,433)	(25,889)
Pension and post-retirement benefits	(148,987)	(134,180)	(324,701)	(320,818)
Net amount recognized	$ (71,703)	$ (76,181)	$(351,134)	$(346,707)

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets were $151.9 million, $133.2 million, and $0.0 million, respectively, as of October 30, 2011, and $139.4 million, $113.1 million, and $2.0 million, respectively, as of October 31, 2010.

Weighted-average assumptions used to determine benefit obligations are as follows:

	2011	2010
Discount rate	5.33%	5.82%
Rate of future compensation increase (for plans that base benefits on final compensation level)	3.93%	4.03%

Weighted-average assumptions used to determine net periodic benefit costs are as follows:

	2011	2010	2009
Discount rate	5.82%	6.28%	7.30%
Rate of future compensation increase (for plans that base benefits on final compensation level)	4.03%	4.08%	4.09%
Expected long-term return on plan assets	8.00%	8.25%	8.25%

The expected long-term rate of return on plan assets is developed in consultation with outside advisors. A range is determined based on the composition of the asset portfolio, historical long-term rates of return, and estimates of future performance.

For measurement purposes, an 8.0% annual rate of increase in the per capita cost of covered health care benefits for pre-Medicare and post-Medicare retirees’ coverage is assumed for 2012. The pre-Medicare and post-Medicare rate is assumed to decrease to 5.0% for 2017, and remain at that level thereafter.

The assumed discount rate, expected long-term rate of return on plan assets, rate of future compensation increase, and health care cost trend rate have a significant impact on the amounts reported for the benefit plans. A one-percentage-point change in these rates would have the following effects:

1-Percentage-Point
	Expense		Benefit Obligation
(in thousands)	Increase	Decrease	Increase	Decrease
Pension Benefits:
Discount rate	$(10,652)	$13,153	$(111,456)	$138,020
Expected long-term rate of return on plan assets	$ 3,664	$ (3,664)	-	-
Rate of future compensation increase	$ 2,196	$ (2,108)	$ 11,060	$ (10,660)
Post-retirement Benefits:
Discount rate	$936	$ 2,564	$ (33,208)	$ 39,679
Health care cost trend rate	$ 1,774	$ (1,478)	$ 32,101	$ (27,631)

The actual and target weighted-average asset allocations for the Company’s pension plan assets as of the plan measurement date are as follows:

	2011		2010
Asset Category	Actual	Target Range	Actual	Target Range
Large Capitalization Equity	22.1%	20-35%	24.1%	22-32%
Hormel Foods Corporation Stock	5.7%	0-10%	9.0%	-
Small Capitalization Equity	11.9%	5-15%	14.0%	3-13%
International Equity	18.1%	15-25%	17.8%	15-25%
Private Equity	2.5%	0-15%	1.2%	0-15%
Total Equity Securities	60.3%	55-75%	66.1%	55-75%
Fixed Income	38.3%	25-45%	31.8%	25-45%
Cash and Cash Equivalents	1.4%	-	2.1%	-

Target allocations are established in consultation with outside advisors through the use of asset-liability modeling to attempt to match the duration of the plan assets with the duration of the Company’s projected benefit liability. The asset allocation strategy attempts to minimize the long-term cost of pension benefits, reduce the volatility of pension expense, and achieve a healthy funded status for the plans. The target range for ownership of the Company’s common stock was included within the Large Capitalization Equity target range in the prior year.

As of the 2011 measurement date, plan assets included 1.7 million shares of common stock of the Company having a market value of $49.7 million or 6% of total plan assets. Dividends paid during the year on shares held by the plan were $1.1 million. In 2011, the Company issued 1.1 million shares to the plan pursuant to the stock split, and the plan sold 1.1 million shares. In 2010, plan assets included a pre-split 1.7 million shares of common stock of the Company having a market value of $76.1 million or 9% of total plan assets.

The Company made discretionary contributions of $23.6 million and $70.3 million to the Company’s defined benefit plans in 2011 and 2010, respectively. Based on the October 30, 2011 measurement date, the Company anticipates making required contributions of $21.2 million to fund the pension plans during fiscal year 2012. The Company also expects to make contributions of $29.4 million during 2012 that represent benefit payments for unfunded plans.

Benefits expected to be paid over the next ten fiscal years are as follows:

		Post-
	Pension	retirement
(in thousands)	Benefits	Benefits
2012	$ 44,334	$ 23,826
2013	45,309	22,359
2014	47,464	22,534
2015	49,769	22,646
2016	52,449	22,680
2017 - 2021	308,135	108,761

Post-retirement benefits are net of expected federal subsidy receipts related to prescription drug benefits granted under the Medicare Prescription Drug, Improvement and Modernization Act of 2003, which are estimated to be $2.8 million per year through 2021.

The fair values of the defined benefit pension plan investments as of October 30, 2011, by asset category and fair value hierarchy level, are as follows:

	Fair Value Measurements at October 30, 2011
		Quoted Prices
		in Active	Significant Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
(in thousands)	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
Investments at Fair Value:
Cash equivalents(1)	$ 11,732	$ 11,732	$ -	$ -
Large Capitalization Equity(2)
Domestic	$215,924	$191,158	$ 24,766	$ -
Foreign	26,103	26,103	-	-
Total Large Capitalization Equity	$242,027	$217,261	$ 24,766	$ -
Small Capitalization Equity(3)
Domestic	$ 92,083	$ 92,083	$ -	$ -
Foreign	11,585	11,585	-	-
Total Small Capitalization Equity	$103,668	$103,668	$ -	$ -
International Equity(4)
Mutual fund	$ 38,757	$ -	$ 38,757	$ -
Collective trust	119,239	-	119,239	-
Total International Equity	$157,996	$ -	$157,996	$ -
Private Equity(5)
Domestic	$ 18,794	$ -	$ -	$18,794
International	3,053	-	-	3,053
Total Private Equity	$ 21,847	$ -	$ -	$21,847
Total Equity	$525,538	$320,929	$182,762	$21,847
Fixed Income(6)
US government issues	$118,863	$118,863	$ -	$ -
Municipal issues	18,463	18,463	-	-
Corporate issues – domestic	165,778	112,767	53,011	-
Corporate issues – foreign	30,549	30,549	-	-
Total Fixed Income	$333,653	$280,642	$ 53,011	$ -
Total Investments at Fair Value	$870,923	$613,303	$235,773	$21,847

	Fair Value Measurements at October 31, 2010
		Quoted Prices
		in Active	Significant Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
(in thousands)	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
Investments at Fair Value:
Cash equivalents(1)	$ 16,642	$ 16,642	$ -	$ -
Large Capitalization Equity(2)
Domestic	$247,748	$215,152	$ 32,596	$ -
Foreign	18,023	18,023	-	-
Total Large Capitalization Equity	$265,771	$233,175	$ 32,596	$ -
Small Capitalization Equity(3)
Domestic	$101,953	$101,953	$ -	$ -
Foreign	10,206	10,206	-	-
Total Small Capitalization Equity	$112,159	$112,159	$ -	$ -
International Equity(4)
Mutual fund	$ 40,301	$ -	$ 40,301	$ -
Collective trust	102,566	-	102,566	-
Total International Equity	$142,867	$ -	$142,867	$ -
Private Equity(5)
Domestic	$ 6,951	$ -	$ -	$6,951
International	2,377	-	-	2,377
Total Private Equity	$ 9,328	$ -	$ -	$9,328
Total Equity	$530,125	$345,334	$175,463	$9,328
Fixed Income(6)
US government issues	$106,987	$106,987	$ -	$ -
Municipal issues	1,931	1,931	-	-
Corporate issues – domestic	124,802	87,181	37,621	-
Corporate issues – foreign	21,878	21,878	-	-
Total Fixed Income	$255,598	$217,977	$ 37,621	$ -
Other
Real Estate - mineral interest	$ 3	$ -	$ -	$ 3
Total Other	$ 3	$ -	$ -	$ 3
Total Investments at Fair Value	$802,368	$579,953	$213,084	$9,331

The following is a description of the valuation methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy:

(1)	Cash Equivalents: These Level 1 investments consist primarily of money market mutual funds that are highly liquid and traded in active markets.

(2)

Large Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investment includes a mutual fund consisting of a mix of U.S. common stocks that is valued at the publicly available net asset value (NAV) of shares held by the pension plans at year end.

(3)

Small Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded.

(4)

International Equity: These Level 2 investments include a mix of collective investment funds and mutual funds. The mutual funds are valued at the publicly available NAV of shares held by the pension plans at year end. The value of the collective investment funds is based on the fair value of the underlying investments and the NAV can be calculated for these funds.

(5)

Private Equity: These Level 3 investments consist of various collective investment funds, which are managed by a third party, that invest in a well diversified portfolio of equity investments from top performing, high quality firms that focus on U.S. and foreign small to mid markets; and venture capitalists and entrepreneurs with a concentration in areas of innovation. Investment strategies include buyouts, growth capital, build-ups, and distressed; and early stages of company development mainly in the U.S. The fair value of the units for these investments is based on the fair value of the underlying investments, and the NAV can be calculated for these funds.

(6)

Fixed Income: The Level 1 investments include a mix of U.S. government and municipal securities, and domestic and foreign securities, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investments consist primarily of mutual funds invested in long duration corporate bonds that are valued at the publicly available NAV of shares held by the pension plans at year end.

A reconciliation of the beginning and ending balance of the investments measured at fair value using significant unobservable inputs (Level 3) is as follows:

(in thousands)	2011	2010

Beginning Balance, October 31, 2010	$ 9,331	$ 3,108
Purchases, issuances, and settlements (net)	9,886	5,373
Unrealized gains	2,633	717
Realized (losses) gains	(3)	124
Interest and dividend income	-	9
Ending Balance, October 30, 2011	$ 21,847	$ 9,331

The Company has commitments totaling $85.0 million for the private equity investments within the pension plans, of which $66.0 million and $77.0 million remain unfunded at fiscal year end 2011 and 2010, respectively. These commitments include $43.2 million and $22.8 million for domestic and foreign equity investments, respectively, for fiscal year end 2011 compared to the $53.3 million and $23.7 million for domestic and foreign equity investments, respectively, for fiscal year end 2010. Funding for future private equity capital calls will come from existing pension plan asset investments and not from additional cash contributions into the Company’s pension plans.

INCOME TAXES	12 Months Ended
Oct. 30, 2011
INCOME TAXES
INCOME TAXES

Note J

INCOME TAXES

The components of the provision for income taxes are as follows:

(in thousands)	2011	2010	2009

Current:
U.S. Federal	$202,084	$170,326	$159,208
State	26,978	22,896	22,027
Foreign	3,826	2,124	1,245
Total current	232,888	195,346	182,480
Deferred:
U.S. Federal	6,358	27,009	(392)
State	394	2,420	81
Total deferred	6,752	29,429	(311)
Total provision for income taxes	$239,640	$224,775	$182,169

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company believes that,based upon its lengthy and consistent history of profitable operations, it is more likely than not that the net deferred tax assets of $129.0 million will be realized on future tax returns, primarily from the generation of future taxable income. Significant components of the deferred income tax liabilities and assets are as follows:

	October 30,	October 31,
(in thousands)	2011	2010

Deferred tax liabilities:
Tax over book depreciation	$ (92,848)	$ (81,821)
Pension assets	(30,029)	(22,809)
Book/tax basis difference from acquisitions	(27,593)	(30,262)
Commodity hedging contracts	(10,337)	(16,327)
Other, net	(61,824)	(54,273)
Deferred tax assets:
Post-retirement benefits	134,117	133,684
Pension benefits	57,961	52,445
Stock options	29,321	29,092
Deferred compensation	21,961	21,409
Insurance accruals	14,786	14,318
Vacation accruals	13,636	13,857
Promotional accruals	9,867	7,208
Federal benefit of state tax	9,596	14,799
Other, net	60,403	61,809
Net deferred tax assets	$129,017	$143,129

Reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	2011	2010	200	9

U.S. statutory rate	35.0%	35.0%	35.0%
State taxes on income, net of federal tax benefit	2.7	3.1	2.9
Manufacture deduction	(2.6)	(1.7)	(1.6)
All other, net	(1.8)	(0.4)	(1.8)
Effective tax rate	33.3%	36.0%	34.5%

The Company has accumulated undistributed earnings of foreign subsidiaries and joint ventures of approximately $56.5 million as of October 30, 2011. These earnings are expected to be indefinitely reinvested outside of the United States.

Total income taxes paid during fiscal 2011, 2010, and 2009 were $227.3 million, $212.6 million, and $160.3 million, respectively.

The following table sets forth changes in the unrecognized tax benefits, excluding interest and penalties, for fiscal years 2010 and 2011.

(in thousands)
Balance as of October 25, 2009	$ 42,762
Tax positions related to the current period:
Increases	3,102
Decreases	–
Tax positions related to prior periods:
Increases	4,194
Decreases	(18,313)
Settlements	(2,650)
Decreases related to a lapse of applicable statute of limitations:	(3,022)
Balance as of October 31, 2010	$ 26,073
Tax positions related to the current period:
Increases	2,493
Decreases	–
Tax positions related to prior periods:
Increases	5,646
Decreases	(672)
Settlements	(10,770)
Decreases related to a lapse of applicable statute of limitations:	(1,372)
Balance as of October 30, 2011	$ 21,398

The amount of unrecognized tax benefits, including interest and penalties, at October 30, 2011, recorded in other long-term liabilities was $28.1 million, of which $18.6 million would impact the Company’s effective tax rate if recognized. The Company includes accrued interest and penalties related to uncertain tax positions in income tax expense, with $(4.2) million included in expense for fiscal 2011. The amount of accrued interest and penalties at October 30, 2011, associated with unrecognized tax benefits was $6.7 million.

The Company is regularly audited by federal and state taxing authorities. During fiscal year 2010, the United States internal Revenue Service (I.R.S.) concluded its examination of the Company’s consolidated federal income tax returns for the fiscal years through 2007. During the fourth quarter of fiscal year 2010 the I.R.S. opened an examination of the Company’s consolidated federal income tax returns for fiscal years 2008 and 2009. The Company is in various stages of audit by several state taxing authorities on a variety of fiscal years, as far back as 2004. While it is reasonably possible that one or more of these audits may be completed within the next 12 months and that the related unrecognized tax benefits may change, based on the status of the examinations it is not possible to reasonably estimate the effect of any amount of such change to previously recorded uncertain tax positions.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Oct. 30, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Note K

COMMITMENTS AND CONTINGENCIES

In order to ensure a steady supply of hogs and turkeys, and to keep the cost of products stable, the Company has entered into contracts with producers for the purchase of hogs and turkeys at formula-based prices over periods up to 10 years. The Company has also entered into grow-out contracts with independent farmers to raise turkeys for the Company for periods up to 25 years. Under these arrangements, the Company owns the livestock, feed, and other supplies while the independent farmers provide facilities and labor. The Company has also contracted for the purchase of corn, soybean meal, and other feed ingredients from independent suppliers for periods up to three years. Under these contracts, the Company is committed at October 30, 2011, to make purchases, assuming current price levels, as follows:

(in thousands)
2012	$ 1,646,758
2013	1,016,381
2014	780,275
2015	659,322
2016	650,682
Later years	2,551,871
Total	$ 7,305,289

Purchases under these contracts for fiscal 2011, 2010, and 2009 were $1.8 billion, $1.9 billion, and $1.6 billion, respectively.

The Company had noncancelable operating lease commitments on facilities and equipment at October 30, 2011, as follows:

(in thousands)
2012	$ 12,742
2013	8,412
2014	5,480
2015	4,307
2016	3,423
Later years	6,432
Total	$ 40,796

The Company expensed $23.1 million, $25.1 million, and $23.0 million for rent in fiscal 2011, 2010, and 2009, respectively.

The Company had commitments to expend approximately $78.4 million to complete construction in progress at various locations as of October 30, 2011.

As of October 30, 2011, the Company had $41.8 million of standby letters of credit issued on its behalf. The standby letters of credit are primarily related to the Company’s self-insured workers’ compensation programs. However, that amount also includes a revocable $4.8 million standby letter of credit for obligations of an affiliated party that may arise under worker compensation claims. Letters of credit are not reflected in the Company’s Consolidated Statements of Financial Position.

The Company is involved on an ongoing basis in litigation arising in the ordinary course of business. In the opinion of management, the outcome of litigation currently pending will not materially affect the Company’s results of operations, financial condition, or liquidity.

STOCK-BASED COMPENSATION	12 Months Ended
Oct. 30, 2011
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

Note L

STOCK-BASED COMPENSATION

The Company issues stock options and nonvested shares as part of its stock incentive plans for employees and non-employee directors. The Company’s policy is to grant options with the exercise price equal to the market price of the common stock on the date of grant. Options typically vest over periods ranging from six months to four years and expire ten years after the date of the grant. The Company recognizes stock-based compensation expense ratably over the shorter of the requisite service period or vesting period. The fair value of stock-based compensation granted to retirement-eligible individuals is expensed at the time of grant.

During the first quarter of fiscal 2007, the Company made a one-time grant of 100 stock options (pre-split) to each active, full-time employee of the Company on January 8, 2007. This grant was to vest upon the earlier of five years or attainment of closing stock price of $50.00 per share (pre-split) for five consecutive trading days, and had an expiration of ten years after the grant date. During the first quarter of fiscal 2011, the options vested after the stock attained the required closing price per share for five consecutive trading days.

A reconciliation of the number of options outstanding and exercisable (in thousands) as of October 30, 2011, and changes during the fiscal year then ended, is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at October 31, 2010	22,048	$ 16.47
Granted	2,658	24.96
Exercised	4,750	15.27
Forfeited	24	19.11
Outstanding at October 30, 2011	19,932	$ 17.89	5.7 yrs	$240,451
Exercisable at October 30, 2011	13,499	$ 16.66	4.5 yrs	$179,436

The weighted-average grant date fair value of stock options granted and the total intrinsic value of options exercised (in thousands) during each of the past three fiscal years is as follows:

	Fiscal Year Ended
	October 30,	October 31,	October 25,
	2011	2010	2009
Weighted-average grant date fair value	$ 5.54	$ 4.55	$ 2.93
Intrinsic value of exercised options	$54,859	$32,378	$5,049

The fair value of each option award is calculated on the date of grant using the Black-Scholes valuation model utilizing the following weighted-average assumptions:

	Fiscal Year Ended
	October 30,	October 31,	October 25,
	2011	2010	2009
Risk-free interest rate	2.9%	3.4%	3.2%
Dividend yield	2.0%	2.2%	2.5%
Stock price volatility	21.0%	22.0%	22.0%
Expected option life	8 years	8 years	8 years

As part of the annual valuation process, the Company reassesses the appropriateness of the inputs used in the valuation models. The Company establishes the risk-free interest rate using stripped U.S. Treasury yields as of the grant date where the remaining term is approximately the expected life of the option. The dividend yield is set based on the dividend rate approved by the Company’s Board of Directors and the stock price on the grant date. The expected volatility assumption is set based primarily on historical volatility. As a reasonableness test, implied volatility from exchange traded options is also examined to validate the volatility range obtained from the historical analysis. The expected life assumption is set based on an analysis of past exercise behavior by option holders. In performing the valuations for option grants, the Company has not stratified option holders as exercise behavior has historically been consistent across all employee and non-employee director groups.

The Company’s nonvested shares granted on or before September 26, 2010, vest after five years or upon retirement. Nonvested shares granted after September 26, 2010, vest after one year. A reconciliation of the nonvested shares (in thousands) as of October 30, 2011, and changes during the fiscal year then ended is as follows:

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value
Nonvested at October 31, 2010	206	$ 18.13
Granted	52	25.11
Vested	43	17.43
Nonvested at October 30, 2011	215	$ 19.94

The weighted-average grant date fair value of nonvested shares granted, the total fair value (in thousands) of non vested shares granted, and the fair value (in thousands) of shares that have vested during each of the past three fiscal years is as follows:

	Fiscal Year Ended
	October 30,	October 31,	October 25,
	2011	2010	2009
Weighted-average grant date fair value	$25.11	$19.56	$15.27
Fair value of nonvested shares granted	$1,299	$ 978	$ 865
Fair value of shares vested	$ 751	$ 664	$ 204

Stock-based compensation expense, along with the related income tax benefit, for each of the past three fiscal years is presented in the table below:

	Fiscal Year Ended
	October 30,	October 31,	October 25,
(in thousands)	2011	2010	2009
Stock-based compensation expense recognized	$17,229	$ 14,402	$ 12,054
Income tax benefit recognized	(6,542)	(5,510)	(4,633)
After-tax stock-based compensation expense	$10,687	$ 8,892	$ 7,421

At October 30, 2011, there was $12.3 million of total unrecognized compensation cost from stock-based compensation arrangements granted under the plans. This compensation is expected to be recognized over a weighted-average period of approximately 2.6 years. During fiscal years 2011, 2010, and 2009, cash received from stock option exercises was $53.8 million, $22.9 million, and $2.4 million, respectively. The total tax benefit to be realized for tax deductions from these option exercises was $20.8 million, $18.9 million, and $1.3 million, respectively.

Shares issued for option exercises and nonvested shares may be either authorized but unissued shares, or shares of treasury stock acquired in the open market or otherwise. The number of shares available for future grants was 32.6 million at October 30, 2011, 35.3 million at October 31, 2010, and 38.0 million at October 25, 2009.

DERIVATIVES AND HEDGING	12 Months Ended
Oct. 30, 2011
DERIVATIVES AND HEDGING
DERIVATIVES AND HEDGING

Note M

DERIVATIVES AND HEDGING

The Company uses hedging programs to manage price risk associated with commodity purchases. These programs utilize futures contracts and swaps to manage the Company’s exposure to price fluctuations in the commodities markets. The Company has determined that its programs which are designated as hedges are highly effective in offsetting the changes in fair value or cash flows generated by the items hedged.

Cash Flow Hedges: The Company utilizes corn and soybean meal futures to offset the price fluctuation in the Company’s future direct grain purchases, and has entered into various swaps to hedge the purchases of grain and natural gas at certain plant locations. The financial instruments are designated and accounted for as cash flow hedges, and the Company measures the effectiveness of the hedges on a regular basis. Effective gains or losses related to these cash flow hedges are reported in accumulated other comprehensive loss and reclassified into earnings, through cost of products sold, in the period or periods in which the hedged transactions affect earnings. Any gains or losses related to hedge ineffectiveness are recognized in the current period cost of products sold. The Company typically does not hedge its grain or natural gas exposure beyond the next two upcoming fiscal years. As of October 30, 2011, and October 31, 2010, the Company had the following outstanding commodity futures contracts and swaps that were entered into to hedge forecasted purchases:

Volume
Commodity	October 30, 2011	October 31, 2010
Corn	20.8 million bushels	21.1 million bushels
Soybean meal	–	190,400 tons
Natural gas	0.5 million MMBTU’s	1.6 million MMBTU’s

As of October 30, 2011, the Company has included in accumulated other comprehensive loss, hedging gains of $27.3 million (before tax) relating to its positions, compared to gains of $32.9 million (before tax) as of October 31, 2010. The Company expects to recognize the majority of these gains over the next 12 months. The balance as of October 30, 2011, includes gains of $6.9 million related to the Company’s soybean meal futures contracts. These contracts were de-designated as cash flow hedges effective January 30, 2011, as they were no longer highly effective. These gains will remain in AOCL until the hedged transactions occur or it is probable the hedged transactions will not occur. Gains or losses related to these contracts after the date of de-designation have been recognized in earnings as incurred.

Fair Value Hedges: The Company utilizes futures to minimize the price risk assumed when forward priced contracts are offered to the Company’s commodity suppliers. The intent of the program is to make the forward priced commodities cost nearly the same as cash market purchases at the date of delivery. The futures contracts are designated and accounted for as fair value hedges, and the Company measures the effectiveness of the hedges on a regular basis. Changes in the fair value of the futures contracts, along with the gain or loss on the hedged purchase commitment, are marked-to-market through earnings and are recorded on the Consolidated Statement of Financial Position as a current asset and liability, respectively. Effective gains or losses related to these fair value hedges are recognized through cost of products sold in the period or periods in which the hedged transactions affect earnings. Any gains or losses related to hedge ineffectiveness are recognized in the current period cost of products sold. As of October 30, 2011, and October 31, 2010, the Company had the following outstanding commodity futures contracts designated as fair value hedges:

Volume
Commodity	October 30, 2011	October 31, 2010
Corn	12.4 million bushels	9.9 million bushels
Lean hogs	1.3 million cwt	1.1 million cwt

Other Derivatives: During fiscal years 2011 and 2010, the Company has held certain futures and options contract positions as part of a merchandising program and to manage the Company’s exposure to fluctuations in commodity markets and foreign currencies. The Company has not applied hedge accounting to these positions.

Additionally, as of January 30, 2011, the Company de-designated its soybean meal futures contracts that were previously designated as cash flow hedges, as these contracts were no longer highly effective. Hedge accounting is no longer being applied to these contracts, and gains or losses occurring after the date of de-designation have been recognized in earnings as incurred.

As of October 30, 2011, and October 31, 2010, the Company had the following outstanding futures and options contracts related to other programs:

Volume
Commodity	October 30, 2011	October 31, 2010
Corn	–	1.5 million bushels
Soybean meal	4,300 tons	1,200 tons

Fair Values: The fair values of the Company’s derivative instruments (in thousands) as of October 30, 2011, and October 31, 2010, were as follows:

		Fair Value(1)
	Location on Consolidated	October 30,	October 31,
	Statement of Financial Position	2011	2010
Asset Derivatives:
Derivatives Designated as Hedges:
Commodity contracts	Other current assets	$58,753	$54,395
Derivatives Not Designated as Hedges:
Commodity contracts	Other current assets	121	2,137
Total Asset Derivatives		$58,874	$56,532
Liability Derivatives:
Derivatives Designated as Hedges:
Commodity contracts	Accounts payable	$ 351	$ 6,390
Total Liability Derivatives		$ 351	$ 6,390

  (1)     Amounts represent the gross fair value of derivative assets and liabilities. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The amount or timing of cash collateral balances may impact the classification of the derivative in the Consolidated Statement of Financial Position. See Note N - Fair Value Measurements for a discussion of these net amounts as reported in the Consolidated Statements of Financial Position.

Derivative Gains and Losses: Gains or losses (before tax, in thousands) related to the Company’s derivative instruments for the fiscal year ended October 30, 2011, and October 31, 2010, were as follows:

Gain/(Loss) Recognized
	in Accumulated Other			Gain/(Loss) Reclassified		Gain/(Loss)
	Comprehensive Loss (AOCL)			from AOCL into Earnings		Recognized in Earnings
	(Effective Portion)(1)			(Effective Portion)(1)		(Ineffective Portion)(2)(3)
	Fiscal Year Ended			Fiscal Year Ended		Fiscal Year Ended
	October 30,	October 31,	Location on Consolidated	October 30,	October 31,	October 30,	October 31,
Cash Flow Hedges:	2011	2010	Statement of Operations	2011	2010	2011	2010
Commodity contracts	$39,480	$23,511	Cost of products sold	$45,103	$(28,672)	$(8,704)	$9,947

		Gain/(Loss)		Gain/(Loss)
		Recognized in Earnings		Recognized in Earnings
		(Effective Portion)(4)		(Ineffective Portion)(2)(5)
		Fiscal Year Ended		Fiscal Year Ended
	Location on Consolidated	October 30,	October 31,	October 30,	October 31,
Fair Value Hedges:	Statement of Operations	2011	2010	2011	2010
Commodity contracts	Cost of products sold	$(24,373)	$(8,216)	$132	$(17)

		Gain/(Loss)
		Recognized in Earnings
		Fiscal Year Ended
Derivatives Not	Location on Consolidated	October 30,	October 31,
Designated as Hedges:	Statement of Operations	2011	2010
Commodity contracts	Cost of products sold	$(1,981)	$ (86)
Foreign exchange contracts	Net sales	$ (129)	$ (1)
Option contracts	Cost of products sold	$ -	$1,883

(1)	Amounts represent gains or losses in AOCL before tax. See Note B for the after tax impact of these gains or losses on net earnings.

(2)	There were no gains or losses excluded from the assessment of hedge effectiveness during the fiscal year.

(3)

 There were no gains or losses resulting from the discontinuance of cash flow hedges during the fiscal year. However, effective January 30, 2011, the Company de-designated and discontinued hedge accounting for its soybean meal futures contracts. At the date of de-designation of these hedges, gains of $17.7 million (before tax) were deferred in AOCL, with $6.9 million (before tax) remaining as of October 30, 2011. These gains will remain in AOCL until the hedged transactions occur or it is probable the hedged transactions will not occur. Gains or losses related to these contracts after the date of de-designation have been recognized in earnings as incurred.

(4)

 Amounts represent losses on commodity contracts designated as fair value hedges that were closed during the fiscal year, which were offset by a corresponding gain on the underlying hedged purchase commitment. Additional gains or losses related to changes in the fair value of open commodity contracts, along with the offsetting gain or loss on the hedged purchase commitment, are also marked-to-market through earnings with no impact on a net basis.

(5)	There were no gains or losses recognized as a result of a hedged firm commitment no longer qualifying as a fair value hedge during the fiscal year.

FAIR VALUE MEASUREMENTS	12 Months Ended
Oct. 30, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

Note N

FAIR VALUE MEASUREMENTS

Effective at the beginning of fiscal 2009, the Company adopted the provisions of ASC 820, Fair Value Measurements and Disclosures (ASC 820) for its financial assets and liabilities carried at fair value on a recurring basis in the consolidated financial statements. The fair value of those assets and liabilities as of October 30, 2011, and October 31, 2010, and their level within the fair value hierarchy, are presented in the tables below.

	Fair Value Measurements at October 30, 2011
		Quoted Prices in
	Fair Value at	Active Markets	Significant Other	Significant
	October 30,	for Identical	Observable	Unobservable
(in thousands)	2011	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets at Fair Value:
Cash equivalents(1)	$341,447	$341,447	$ -	$-
Short-term marketable securities(2)	76,077	358	75,719	-
Other trading securities(3)	105,367	34,588	70,779	-
Commodity derivatives(4)	7,174	7,174	-	-
Total Assets at Fair Value	$530,065	$383,567	$146,498	$-
Liabilities at Fair Value:
Commodity derivatives(4)	$ 351	$ -	$ 351	$-
Deferred compensation(3)	44,956	15,379	29,577	-
Total Liabilities at Fair Value	$ 45,307	$ 15,379	$ 29,928	$-

	Fair Value Measurements at October 31, 2010
		Quoted Prices in
	Fair Value at	Active Markets	Significant Other	Significant
	October 31,	for Identical	Observable	Unobservable
(in thousands)	2010	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets at Fair Value:
Cash equivalents(1)	$360,064	$360,064	$ -	$-
Short-term marketable securities(2)	50,595	66	50,529	-
Other trading securities(3)	109,153	49,889	59,264	-
Commodity derivatives(4)	11,604	11,604	-	-
Total Assets at Fair Value	$531,416	$421,623	$109,793	$-
Liabilities at Fair Value:
Commodity derivatives(4)	$ 6,390	$ -	$ 6,390	$-
Deferred compensation(3)	42,141	13,298	28,843	-
Total Liabilities at Fair Value	$ 48,531	$ 13,298	$ 35,233	$-

The following methods and assumptions were used to estimate the fair value of the financial assets and liabilities above:

(1)	The Company’s cash equivalents consist of money market funds rated AAA. As these investments have a maturity date of three months or less, the carrying value approximates fair value.

(2)

The Company holds trading securities as part of a portfolio maintained to generate investment income and to provide cash for operations of the Company, if necessary. The portfolio is managed by a third party who is responsible for daily trading activities, and all assets within the portfolio are highly liquid. The cash and highly rated money market funds held by the portfolio are classified as Level 1. The current investment portfolio also includes corporate bonds, agency securities, mortgage-backed securities, and other asset-backed securities for which there is an active, quoted market. Market prices are obtained from a variety of industry standard providers, large financial institutions, and other third-party sources to calculate a representative daily market value, and therefore, these securities are classified as Level 2.

(3)

The Company also holds trading securities as part of a rabbi trust to fund certain supplemental executive retirement plans and deferred income plans. The rabbi trust is included in other assets on the Consolidated Statements of Financial Position and is valued based on the underlying fair value of each fund held by the trust. A portion of the funds held related to the supplemental executive retirement plans have been invested in fixed income funds managed by a third party. The declared rate on these funds is set based on a formula using the yield of the general account investment portfolio that supports the fund, adjusted for expenses and other charges. The rate is guaranteed for one year at issue, and may be reset annually on the policy anniversary, subject to a guaranteed minimum rate. As the value is based on adjusted market rates, and the fixed rate is only reset on an annual basis, these funds are classified as Level 2. The remaining funds held are also managed by a third party, and include equity securities, money market accounts, bond funds, or other portfolios for which there is an active quoted market. Therefore, these securities are classified as Level 1. The related deferred compensation liabilities are included in other long-term liabilities on the Consolidated Statements of Financial Position and are valued based on the underlying investment selections held in each participant’s account. Investment options generally mirror those funds held by the rabbi trust, for which there is an active quoted market. Therefore, these investment balances are classified as Level 1. The Company also offers a fixed rate investment option to participants. The rate earned on these investments is adjusted annually based on a specified percentage of I.R.S. Applicable Federal Rates in effect and therefore these balances are classified as Level 2.

(4)

The Company’s commodity derivatives represent futures contracts, option contracts, and swaps used in its hedging or other programs to offset price fluctuations associated with purchases of corn, soybean meal, and natural gas, and to minimize the price risk assumed when forward priced contracts are offered to the Company’s commodity suppliers. The Company’s futures and options contracts for corn and soybean meal are traded on the Chicago Board of Trade (CBOT), while futures contracts for lean hogs are traded on the Chicago Mercantile Exchange. These are active markets with quoted prices available and therefore these contracts are classified as Level 1. The Company’s natural gas swaps are settled based on quoted prices from the New York Mercantile Exchange. As the swaps settle based on quoted market prices, but are not held directly with the exchange, the swaps are classified as Level 2. All derivatives are reviewed for potential credit risk and risk of nonperformance. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The net balance for each program is included in other current assets or accounts payable, as appropriate, in the Consolidated Statements of Financial Position. As of October 30, 2011, the Company has recognized the right to reclaim cash collateral of $20.1 million from, and the obligation to return cash collateral of $71.8 million to, various counterparties. As of October 31, 2010, the Company had recognized the obligation to return cash collateral of $44.9 million to various counterparties.

The Company’s financial assets and liabilities also include cash, accounts receivable, accounts payable, and other liabilities, for which carrying value approximates fair value. The Company does not carry its long-term debt at fair value in its Consolidated Statements of Financial Position. Based on borrowing rates available to the Company for long-term financing with similar terms and average maturities, the fair value of long-term debt (including current maturities), utilizing discounted cash flows, was $266.9 million as of October 30, 2011, and $371.8 million as of October 31, 2010.

In accordance with the provisions of ASC 820, the Company also measures certain nonfinancial assets and liabilities at fair value that are recognized or disclosed on a nonrecurring basis (e.g. goodwill, intangible assets, and property, plant and equipment). During the second quarter of fiscal 2010, the Company made the decision to close its Valley Fresh plant in Turlock, California. The facilities in that location were evaluated during that process and the Company recorded a pretax charge of $6.6 million to reduce the property, plant and equipment to its current estimated fair value. During the fiscal years ended October 30, 2011, and October 31, 2010, there were no other material remeasurements of assets or liabilities at fair value on a nonrecurring basis subsequent to their initial recognition.

SEGMENT REPORTING	12 Months Ended
Oct. 30, 2011
SEGMENT REPORTING
SEGMENT REPORTING

Note O

SEGMENT REPORTING

The Company develops, processes, and distributes a wide array of food products in a variety of markets. The Company reports its results in the following five segments: Grocery Products, Refrigerated Foods, Jennie-O Turkey Store, Specialty Foods, and All Other.

The Grocery Products segment consists primarily of the processing, marketing, and sale of shelf-stable food products sold predominantly in the retail market. This segment also includes the results from the Company’s MegaMex Foods, LLC (MegaMex) joint venture.

The Refrigerated Foods segment includes the Hormel Refrigerated operating segment and the Affiliated Business Units. This segment consists primarily of the processing, marketing, and sale of branded and unbranded pork and beef products for retail, foodservice, and fresh product customers. The Affiliated Business Units include the Farmer John, Burke Corporation, Dan’s Prize, Saag’s Products, Inc., and Precept Foods businesses. Precept Foods, LLC, is a 50.01 percent owned joint venture.

The Jennie-O Turkey Store segment consists primarily of the processing, marketing, and sale of branded and unbranded turkey products for retail, foodservice, and fresh product customers.

The Specialty Foods segment includes the Diamond Crystal Brands, Century Foods International, and Hormel Specialty Products operating segments. This segment consists of the packaging and sale of various sugar and sugar substitute products, salt and pepper products, liquid portion products, dessert mixes, ready-to-drink products, sports nutrition products, gelatin products, and private label canned meats to retail and foodservice customers. This segment also includes the processing, marketing, and sale of nutritional food products and supplements to hospitals, nursing homes, and other marketers of nutritional products.

The All Other segment includes the Hormel Foods International operating segment, which manufactures, markets, and sells Company products internationally. This segment also includes the results from the Company’s international joint ventures and miscellaneous corporate sales.

Intersegment sales are recorded at prices that approximate cost and are eliminated in the Consolidated Statements of Operations. The Company does not allocate investment income, interest expense, and interest income to its segments when measuring performance. The Company also retains various other income and unallocated expenses at corporate. Equity in earnings of affiliates is included in segment operating profit; however, earnings attributable to the Company’s noncontrolling interests are excluded. These items are included below as net interest and investment expense (income), general corporate expense, and noncontrolling interest when reconciling to earnings before income taxes.

Sales and operating profits for each of the Company’s report able segments and reconciliation to earnings before income taxes are set forth below. The Company is an integrated enterprise, characterized by substantial intersegment cooperation, cost allocations, and sharing of assets. Therefore, the Company does not represent that these segments, if operated independently, would report the operating profit and other financial information shown below.

(in thousands)	2011	2010	2009
Sales to Unaffiliated
Customers
Grocery Products	$1,064,558	$1,040,455	$924,682
Refrigerated Foods	4,189,224	3,818,788	3,436,242
Jennie-O Turkey Store	1,467,222	1,310,412	1,227,709
Specialty Foods	835,584	782,958	708,730
All Other	338,501	268,106	236,308
Total	$7,895,089	$7,220,719	$6,533,671
Intersegment Sales
Grocery Products	$-	$-	$-
Refrigerated Foods	14,101	9,152	7,236
Jennie-O Turkey Store	124,868	111,262	97,064
Specialty Foods	127	118	172
All Other	-	-	-
Total	139,096	120,532	104,472
Intersegment elimination	(139,096)	(120,532)	(104,472)
Total	$-	$-	$-
Net Sales
Grocery Products	$1,064,558	$1,040,455	$924,682
Refrigerated Foods	4,203,325	3,827,940	3,443,478
Jennie-O Turkey Store	1,592,090	1,421,674	1,324,773
Specialty Foods	835,711	783,076	708,902
All Other	338,501	268,106	236,308
Intersegment elimination	(139,096)	(120,532)	(104,472)
Total	$7,895,089	$7,220,719	$6,533,671
Segment Operating Profit
Grocery Products	$162,556	$155,922	$162,531
Refrigerated Foods	292,624	276,315	226,171
Jennie-O Turkey Store	204,940	143,644	86,909
Specialty Foods	76,905	80,727	68,484
All Other	36,250	26,126	27,631
Total segment operating profit	$773,275	$682,734	$571,726
Net interest and investment expense (income)	23,448	22,024	8,432
General corporate expense	35,992	40,348	38,312
Noncontrolling interest	5,001	4,189	3,165
Earnings before income taxes	$718,836	$624,551	$528,147

(in thousands)	2011	2010	2009
Assets
Grocery Products	$670,398	$591,082	$445,340
Refrigerated Foods	1,177,588	1,173,540	1,098,133
Jennie-O Turkey Store	805,459	760,566	728,049
Specialty Foods	475,289	432,820	449,558
All Other	196,957	178,642	163,611
Corporate	918,700	917,268	807,364
Total	$4,244,391	$4,053,918	$3,692,055
Additions to Property, Plant and Equipment
Grocery Products	$10,910	$27,018	$51,438
Refrigerated Foods	45,244	38,417	28,303
Jennie-O Turkey Store	29,507	15,986	11,247
Specialty Foods	3,470	1,807	2,922
All Other	1,145	788	732
Corporate	6,635	5,807	2,319
Total	$96,911	$89,823	$96,961
Depreciation and Amortization
Grocery Products	$15,597	$15,084	$15,232
Refrigerated Foods	65,689	64,051	62,317
Jennie-O Turkey Store	25,379	26,898	27,280
Specialty Foods	9,817	11,831	14,082
All Other	1,387	1,305	1,204
Corporate	6,296	6,422	7,023
Total	$124,165	$125,591	$127,138

The Company’s products primarily consist of meat and other food products. Perishable meat includes fresh meats, refrigerated meal solutions, sausages, hams, wieners, and bacon (excluding JOTS products). The Poultry category is composed primarily of JOTS products. Shelf-stable includes canned products, tortillas, salsas, and other items that do not require refrigeration. The Other category primarily consists of nutritional food products and supplements, sugar and sugar substitutes, dessert and drink mixes, and industrial gelatin products. The percentages of total revenues contributed by classes of similar products for the last three fiscal years are as follows:

	Fiscal Year Ended
	October 30,	October 31,	October 25,
	2011	2010	2009
Perishable meat	55.1%	54.3%	53.9%
Poultry	19.1	18.7	19.3
Shelf-stable	16.8	17.5	17.3
Other	9.0	9.5	9.5
	100.0%	100.0%	100.0%

Revenues from external customers are classified as domestic or foreign based on the final customer destination where title passes. No individual foreign country is material to the consolidated results. Additionally, the Company’s long-lived assets located in foreign countries are not significant. Total revenues attributed to the U.S. and all foreign countries in total for the last three fiscal years are as follows:

	Fiscal Year Ended
	October 30,	October 31,	October 25,
(in thousands)	2011	2010	2009
United States	$7,431,798	$6,874,150	$6,198,818
Foreign	463,291	346,569	334,853
	$7,895,089	$7,220,719	$6,533,671

In fiscal 2011, sales to Wal-Mart Stores, Inc. (Wal-Mart) represented $1.08 billion or 12.5 percent of the Company’s consolidated revenues (measured as gross sales less returns and allowances). Wal-Mart is a customer for all five segments of the Company.

QUARTERLY RESULTS OR OPERATIONS (UNAUDITED)	12 Months Ended
Oct. 30, 2011
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

Note P

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following tabulations reflect the unaudited quarterly results of operations for the years ended October 30, 2011, and October 31, 2010.

						Net Earnings
						Attributable to
						Hormel Foods		Basic Earnings		Diluted Earnings
(in thousands, except per share data)	Net Sales	Gross Profit		Net Earnings		Corporation(1)		Per Share		Per Share
2011
First quarter	$ 1,921,558	$ 374,005		$ 150,035		$ 148,826		$ 0.56		$ 0.55
Second quarter	1,959,041	326,227		110,702		109,579		0.41		0.40
Third quarter	1,910,592	297,855		99,964		98,481		0.37		0.36
Fourth quarter	2,103,898	336,026		118,495		117,309		0.44		0.43
2010
First quarter	$ 1,727,447	$ 318,387		$ 112,269		$ 111,207		$ 0.42		$ 0.41
Second quarter	1,699,782	280,467	(2)	78,535	(3)	77,862	(3)	0.29	(3)	0.29	(3)
Third quarter	1,730,451	284,915		86,364		85,370		0.32		0.32
Fourth quarter	2,063,039	354,973		122,608		121,148		0.46		0.45

(1)   Excludes net earnings attributable to the Company’s noncontrolling interests.

(2)   Includes a one-time pre-tax charge of $9.7 million related to the closing of the Company’s Valley Fresh Plant in Turlock, California.

(3)   Includes one-time charges of $6.3 million ($0.02 per share) related to the closing of the Company’s Valley Fresh Plant in Turlock, California, and an income tax charge of $7.1 million ($0.03 per share) primarily due to the change in tax treatment of Medicare Part D reimbursements by health care laws enacted during fiscal 2010.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Oct. 30, 2011
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

HORMEL FOODS CORPORATION

(In Thousands)

		Additions/(Benefits)
	Balance at	Charged to	Charged to			Balance at
	Beginning	Costs and	Other Accounts-	Deductions-		End of
Classification	of Period	Expenses	Describe	Describe		Period

Valuation reserve deduction from assets account:

Fiscal year ended October 30, 2011
Allowance for doubtful accounts				$233	(1)
receivable	$4,000	$(149)	$0	(382	)(2)	$4,000

Fiscal year ended October 31, 2010
Allowance for doubtful accounts				$340	(1)
receivable	$4,064	$(307)	$0	(583	)(2)	$4,000

Fiscal year ended October 25, 2009
Allowance for doubtful accounts				$1,112	(1)
receivable	$3,144	$1,821	$0	(211	)(2)	$4,064

Note (1) – Uncollectible accounts written off.

Note (2) – Recoveries on accounts previously written off.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (POLICIES)	12 Months Ended
Oct. 30, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation
Principles of Consolidation: The consolidated financial statements include the accounts of Hormel Foods Corporation (the Company) and all of its majority-owned subsidiaries after elimination of intercompany accounts, transactions, and profits.

Use of Estimates
Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fiscal Year
Fiscal Year: The Company’s fiscal year ends on the last Sunday in October. Fiscal year 2011 consisted of 52 weeks, fiscal year 2010 consisted of 53 weeks, and fiscal year 2009 consisted of 52 weeks.

Cash and Cash Equivalents
Cash and Cash Equivalents: The Company considers all investments with an original maturity of three months or less on their acquisition date to be cash equivalents. The Company’s cash equivalents as of October 30, 2011, and October 31, 2010, consisted entirely of money market funds rated AAA.

Fair Value Measurements

Fair Value Measurements: Pursuant to the provisions of Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820), the Company measures certain assets and liabilities at fair value or discloses the fair value of certain assets and liabilities recorded at cost in the consolidated financial statements. Fair value is calculated as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). ASC 820 establishes a fair value hierarchy which requires assets and liabilities measured at fair value to be categorized into one of three levels based on the inputs used in the valuation. The Company classifies assets and liabilities in their entirety based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1: Observable inputs based on quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable inputs, other than those included in Level 1, based on quoted prices for similar assets and liabilities in active markets, or quoted prices for identical assets and liabilities in inactive markets.

Level 3: Unobservable inputs that reflect an entity’s own assumptions about what inputs a market participant would use in pricing the asset or liability based on the best information available in the circumstances.

See additional discussion regarding the Company’s fair value measurements in Notes I, M, and N.

Investments

Investments: The Company maintains a rabbi trust to fund certain supplemental executive retirement plans and deferred income plans, which is included in other assets on the Consolidated Statements of Financial Position. The securities held by the trust are classified as trading securities. Therefore, unrealized gains and losses associated with these investments are included in the Company’s earnings. Securities held by the trust generated a gain of $1.2 million for the fiscal year ended October 30, 2011, a gain of $5.4 million for the fiscal year ended October 31, 2010, and a gain of $15.3 million for the fiscal year ended October 25, 2009. The Company has transitioned the majority of this portfolio to more fixed return investments to reduce the exposure to volatility in equity markets.

The Company also holds securities as part of an investment portfolio, which are classified as short-term marketable securities on the Consolidated Statements of Financial Position. These investments are also trading securities. Therefore, unrealized gains and losses are included in the Company’s earnings. The Company recorded a gain of $0.5 million related to these investments for the fiscal year ended October 30, 2011, compared to a gain of $0.6 million for the fiscal year ended October 31, 2010.

Inventories
Inventories: Inventories are stated at the lower of cost or market. Cost is determined principally under the average cost method.

Property, Plant and Equipment

Property, Plant and Equipment: Property, plant and equipment are stated at cost. The Company uses the straight-line method in computing depreciation. The annual provisions for depreciation have been computed principally using the following ranges of asset lives: buildings 20 to 40 years, machinery and equipment 5 to 10 years.

Software development and implementation costs are expensed until the Company has determined that the software will result in probable future economic benefits, and management has committed to funding the project. Thereafter, all qualified external implementation costs, and purchased software costs, are capitalized and amortized using the straight-line method over the remaining estimated useful lives, not exceeding five years.

Goodwill and Other Intangibles

Goodwill and Other Intangibles: Goodwill and other intangible assets are originally recorded at their estimated fair values at date of acquisition, and are allocated to reporting units that will receive the related sales and income. The Company’s reporting units represent operating segments (aggregations of business units that have similar economic characteristics and share the same production facilities, raw materials, and labor force). Definite-lived intangible assets are amortized over their estimated useful lives and are evaluated for impairment annually, or more frequently if impairment indicators are present, using a process similar to that used to test long-lived assets for impairment. Goodwill and indefinite-lived intangible assets are tested annually for impairment, or more frequently if impairment indicators arise.

In conducting the annual impairment test for goodwill, the Company first performs a qualitative assessment to determine whether it is more likely than not (> 50% likelihood) that the fair value of any reporting unit is less than its carrying amount. If the Company concludes that this is the case, then a two-step quantitative test for goodwill impairment is performed for the appropriate reporting units. Otherwise, the Company concludes that no impairment is indicated and does not perform the two-step test.

In conducting the initial qualitative assessment, the Company analyzes actual and projected growth trends for net sales, gross margin, and segment profit for each reporting unit, as well as historical performance versus plan and the results of prior quantitative tests performed. Additionally, each reporting unit assesses critical areas that may impact their business, including macroeconomic conditions and the related impact, market related exposures, any plans to market all or a portion of their business, competitive changes, new or discontinued product lines, changes in key personnel, or any other potential risks to their projected financial results.

If required, the quantitative goodwill impairment test is a two-step process performed at the reporting unit level. First, the fair value of each reporting unit is compared to its corresponding carrying value, including goodwill. The fair value of each reporting unit is estimated using discounted cash flow valuations (Level 3), which incorporate assumptions regarding future growth rates, terminal values, and discount rates. The estimates and assumptions used consider historical performance and are consistent with the assumptions used in determining future profit plans for each reporting unit, which are approved by the Company’s Board of Directors. If the first step results in the carrying value exceeding the fair value of any reporting unit, then a second step must be completed in order to determine the amount of goodwill impairment that should be recorded. In the second step, the implied fair value of the reporting unit’s goodwill is determined by allocating the reporting unit’s fair value to all of its assets and liabilities other than goodwill in a manner similar to a purchase price allocation. The implied fair value of the goodwill that results from the application of this second step is then compared to the carrying amount of the goodwill and an impairment charge is recorded for the difference.

Based on the qualitative assessment conducted in fiscal 2011, performance of the quantitative two-step test was not required for any of the Company’s reporting units, and no goodwill impairment charges were recorded.

Impairment testing for indefinite-lived intangible assets also compares the fair value and carrying value of the intangible asset. The fair value of indefinite-lived intangible assets is primarily determined on the basis of estimated discounted value, using the relief from royalty method (Level 3), which incorporates assumptions regarding future sales projections and discount rates. If the carrying value exceeds fair value, the indefinite-lived intangible asset is considered impaired and an impairment charge is recorded for the difference. No material impairment charges were recorded for indefinite-lived intangible assets for fiscal 2011.

Impairment of Long-lived Assets
Impairment of Long-lived Assets: The Company reviews long-lived assets and definite-lived intangible assets for impairment annually, or more frequently when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If impairment indicators are present and the estimated future undiscounted cash flows are less than the carrying value of the assets and any related goodwill, the carrying value is reduced to the estimated fair value. During the second quarter of fiscal 2010, the Company made the decision to close its Valley Fresh plant in Turlock, California. The facilities in that location were evaluated during that process and the Company recorded a pretax charge of $6.6 million to reduce the property, plant and equipment to its current estimated fair value. No other material write-downs were recorded in fiscal years 2011, 2010, or 2009.

Contingent Liabilities

Contingent Liabilities: The Company may be subject to investigations, legal proceedings, or claims related to the on-going operation of its business, including claims both by and against the Company. Such proceedings typically involve claims related to product liability, contract disputes, wage and hour laws, employment practices, or other actions brought by employees, consumers, competitors, or suppliers. The Company establishes accruals for its potential exposure, as appropriate, for claims against the Company when losses become probable and reasonably estimable. Where the Company is able to reasonably estimate a range of potential losses, the Company records the amount within that range that constitutes the Company’s best estimate.

Foreign Currency Translation

Foreign Currency Translation: Assets and liabilities denominated in foreign currency are translated at the current exchange rate as of the statement of financial position date, and amounts in the statement of operations are translated at the average monthly exchange rate. Translation adjustments resulting from fluctuations in exchange rates are recorded as a component of accumulated other comprehensive loss in shareholders’ investment.

When calculating foreign currency translation, the Company deemed its foreign investments to be permanent in nature and has not provided for taxes on currency translation adjustments arising from converting the investment in a foreign currency to U.S. dollars.

Derivatives and Hedging Activity
Derivatives and Hedging Activity: The Company uses commodity and currency positions to manage its exposure to price fluctuations in those markets. The contracts are recorded at fair value on the Consolidated Statements of Financial Position within other current assets or accounts payable. Additional information on hedging activities is presented in Note M.

Equity Method Investments

Equity Method Investments: The Company has a number of investments in joint ventures where its voting interests are in excess of 20 percent but not greater than 50 percent. The Company accounts for such investments under the equity method of accounting, and its underlying share of each investee’s equity is reported in the Consolidated Statements of Financial Position as part of investments in and receivables from affiliates.

The Company regularly monitors and evaluates the fair value of our equity investments. If events and circumstances indicate that a decline in the fair value of these assets has occurred and is other than temporary, the Company will record a charge in equity in earnings of affiliates in the Consolidated Statements of Operations. The Company’s equity investments do not have a readily determinable fair value as none of them are publicly traded. The fair values of the Company’s private equity investments are determined by discounting the estimated future cash flows of each entity. These cash flow estimates include assumptions on growth rates and future currency exchange rates (Level 3). The Company did not record an impairment charge on any of its equity investments in fiscal years 2011, 2010, or 2009.

See additional discussion regarding the Company’s equity method investments in Note G.

Revenue Recognition

Revenue Recognition: The Company recognizes sales when title passes upon delivery of its products to customers, net of applicable provisions for discounts, returns, and allowances. Products are delivered upon receipt of customer purchase orders with acceptable terms, including price and collectability that is reasonably assured.

The Company offers various sales incentives to customers and consumers. Incentives that are offered off-invoice include prompt pay allowances, will call allowances, spoilage allowances, and temporary price reductions. These incentives are recognized as reduction of revenue at the time title passes. Coupons are used as an incentive for consumers to purchase various products. The coupons reduce revenues at the time they are offered, based on estimated redemption rates. Promotional contracts are performed by customers to promote the Company’s products to the consumers. These incentives reduce revenues at the time of performance through direct payments and accrued promotional funds. Accrued promotional funds are unpaid liabilities for promotional contracts in process or completed at the end of a quarter or fiscal year. Promotional contract accruals are based on a review of the unpaid outstanding contracts on which performance has taken place. Estimates used to determine the revenue reduction include the level of customer performance and the historical spend rate versus contracted rates.

Allowance for Doubtful Accounts
Allowance for Doubful Accounts: The Company estimates the allowance for doubtful accounts based on a combination of factors, including the age of its accounts receivable balances, customer history, collection experience, and current market factors. Additionally, a specific reserve may be established if the Company becomes aware of a customer’s inability to meet its financial obligations.

Advertising Expenses
Advertising Expenses: Advertising costs are expensed when incurred. Advertising expenses include all media advertising but exclude the costs associated with samples, demonstrations, and market research. Advertising costs for fiscal years 2011, 2010, and 2009 were $115.3 million, $112.3 million, and $93.6 million, respectively.

Shipping and Handling Costs
Shipping and Handling Costs: The Company’s shipping and handling expenses are included in cost of products sold.

Research and Development Expenses
Research and Development Expenses: Research and development costs are expensed as incurred and are included in selling, general and administrative expenses. Research and development expenses incurred for fiscal years 2011, 2010, and 2009 were $29.4 million, $27.6 million, and $25.4 million, respectively.

Income taxes

Income Taxes: The Company records income taxes in accordance with the liability method of accounting. Deferred taxes are recognized for the estimated taxes ultimately payable or recoverable based on enacted tax law. Changes in enacted tax rates are reflected in the tax provision as they occur.

In accordance with ASC 740, Income Taxes, the Company recognizes a tax position in its financial statements when it is more likely than not that the position will be sustained upon examination based on the technical merits of the position. That position is then measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Employee Stock Options
Employee Stock Options: The Company records stock-based compensation expense in accordance with ASC 718, Compensation — Stock Compensation. For options subject to graded vesting, the Company recognizes stock-based compensation expense ratably over the shorter of the vesting period or requisite service period. Stock-based compensation expense for grants made to retirement-eligible employees is recognized on the date of grant.

ACCUMULATED OTHER COMPREHENSIVE LOSS (Table)	12 Months Ended
Oct. 30, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS
Schedule of components of accumulated other comprehensive loss

				Accumulated
	Foreign		Deferred	Other
	Currency	Pension &	Gain (Loss)	Comprehensive
(in thousands)	Translation	Other Benefits	— Hedging	Loss
Balance at October 26, 2008	$ 4,243	$ (77,608)	$(40,651)	$ (114,016)
Unrecognized losses	(862)	(200,150)	(8,323)	(209,335)
Reclassification into net earnings	–	9,200	55,053	64,253
Tax effect	–	72,996	(18,967)	54,029
Net of tax amount	(862)	(117,954)	27,763	(91,053)
ASC 715 measurement date adjustment (net of $912 tax effect)	–	1,459	–	1,459
Balance at October 25, 2009	$ 3,381	$ (194,103)	$(12,888)	$ (203,610)
Unrecognized gains (losses)	5,468	(38,490)	23,511	(9,511)
Reclassification into net earnings	–	22,244	28,672	50,916
Tax effect	–	5,106	(18,811)	(13,705)
Net of tax amount	5,468	(11,140)	33,372	27,700
Balance at October 31, 2010	$ 8,849	$ (205,243)	$ 20,484	$ (175,910)
Unrecognized gains (losses)	843	(15,115)	39,480	25,208
Reclassification into net earnings	–	20,363	(45,103)	(24,740)
Tax effect	–	(2,188)	2,147	(41)
Net of tax amount	843	3,060	(3,476)	427
Balance at October 30, 2011	$ 9,692	$ (202,183)	$ 17,008	$(175,483)

EARNINGS PER SHARE (Tables)	12 Months Ended
Oct. 30, 2011
EARNINGS PER SHARE
Schedule of denominator for the computation of basic and diluted earnings per share

(in thousands)	2011	2010	2009
Basic weighted-average shares outstanding	266,394	266,732	268,454
Dilutive potential common shares	5,521	3,966	2,525

Diluted weighted-average shares outstanding	271,915	270,698	270,979

INVENTORIES (Tables)	12 Months Ended
Oct. 30, 2011
INVENTORIES
Principal components of inventories

	October 30,	October 31,
(in thousands)	2011	2010
Finished products	$463,491	$431,285
Raw materials and work-in-process	251,324	205,355
Materials and supplies	171,008	157,131
Total	$885,823	$793,771

GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Oct. 30, 2011
GOODWILL AND INTANGIBLE ASSETS
Schedule of change in the carrying amount of goodwill

	Grocery	Refrigerated
(in thousands)	Products	Foods	JOTS	Specialty Foods	All Other	Total
Balance as of October 25, 2009	$123,316	$85,923	$203,214	$207,028	$674	$620,155
Goodwill acquired	–	8,868	–	–	–	8,868
Balance as of October 31, 2010	$123,316	$94,791	$203,214	$207,028	$674	$629,023
Goodwill acquired	–	1,861	–	–	–	1,861
Balance as of October 30, 2011	$123,316	$96,652	$203,214	$207,028	$674	$630,884

Schedule of gross carrying amount and accumulated amortization for definite-lived intangible assets

	October 30, 2011			October 31, 2010
	Gross		Weighted-	Gross		Weighted-
	Carrying	Accumulated	Average	Carrying	Accumulated	Average
(in thousands)	Amount	Amortization	Life (in Years)	Amount	Amortization	Life (in Years)
Customer lists/relationships	$22,378	$(12,556)	10.9	$22,378	$(10,194)	10.9
Proprietary software & technology	22,000	(14,822)	9.3	23,650	(13,974)	9.0
Formulas & recipes	18,354	(10,047)	8.8	22,404	(11,914)	8.5
Non-compete covenants	5,370	(5,124)	4.6	7,200	(6,275)	4.4
Distribution network	4,120	(3,371)	10.0	4,120	(2,959)	10.0
Other intangibles	8,660	(4,981)	7.4	9,740	(5,011)	6.8
Total	$80,882	$(50,901)	9.1	$89,492	$(50,327)	8.8

Schedule of estimated annual amortization expense

2012	$8,906
2013	7,699
2014	6,303
2015	3,192
2016	1,023

Schedule of carrying amounts for indefinite-lived intangible assets

	October 30,	October 31,
(in thousands)	2011	2010
Brand/tradename/trademarks	$94,081	$94,373
Other intangibles	7,984	7,984
Total	$102,065	$102,357

INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES (Tables)	12 Months Ended
Oct. 30, 2011
INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES
Schedule of investments in and receivable from affiliates

			October 30,	October 31,
(in thousands)	Segment	% Owned	2011	2010
MegaMex Foods, LLC	Grocery Products	50%	$205,523	$122,447
Purefoods-Hormel Company	All Other	40%	65,140	63,894
San Miguel Purefoods (Vietnam) Co. Ltd.	All Other	49%	17,442	20,501
Other	Various	Various	7,593	7,547
Total			$295,698	$214,389

Schedule of equity in earnings of affiliates

(in thousands)	Segment	2011	2010	2009
MegaMex Foods, LLC	Grocery Products	$24,532	$11,996	$ N/A
Purefoods-Hormel Company	All Other	5,182	3,523	1,561
San Miguel Purefoods (Vietnam) Co. Ltd.	All Other	(3,059)	(1,315)	(210)
Other	Various	102	(1,078)	3,442
Total		$26,757	$13,126	$4,793

LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS (Tables)	12 Months Ended
Oct. 30, 2011
LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS
Schedule of long-term debt

	October 30,	October 31,
(in thousands)	2011	2010

Senior unsecured notes, with interest at 6.625%, interest due semi-annually through June 2011 maturity date	$–	$350,000

Senior unsecured notes, with interest at 4.125%, interest due semi-annually through April 2021 maturity date	250,000	–

Less current maturities	–	350,000

Total	$250,000	$–

PENSION AND OTHER POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Oct. 30, 2011
PENSION AND OTHER POST-RETIREMENT BENEFITS
Schedule of net periodic cost of defined benefit plans

	Pension Benefits			Post-retirement Benefits
(in thousands)	2011	2010	2009	2011	2010	2009
Service cost	$ 24,206	$ 21,998	$ 18,004	$ 2,219	$ 2,477	$ 2,262
Interest cost	50,282	48,305	47,251	18,891	20,703	22,464
Expected return on plan assets	(62,989)	(55,128)	(52,296)	–	–	–
Amortization of prior service cost	(607)	(607)	(607)	4,341	4,341	5,505
Recognized actuarial loss (gain)	16,633	16,133	5,142	(4)	2,377	(841)
Settlement charges	–	1,192	6,788	–	–	–
Curtailment charge	–	131	–	–	–	–
Special termination cost	–	386	–	–	109	–
Net periodic cost	$ 27,525	$ 32,410	$ 24,282	$25,447	$30,007	$29,390

Schedule of reconciliation of the beginning and ending balances of the benefit obligation, the fair value of plan assets, and the funded status of the plans

	Pension Benefits		Post-retirement Benefits
(in thousands)	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$878,630	$785,560	$346,707	$346,106
Service cost	24,206	21,998	2,219	2,477
Interest cost	50,282	48,305	18,891	20,703
Plan amendments	(51,283)	–	(2,082)	–
Special termination cost	–	386	–	109
Actuarial loss	84,958	64,231	7,276	2,446
Benefits paid	(44,167)	(41,850)	(21,877)	(25,134)
Benefit obligation at end of year	$942,626	$878,630	$351,134	$346,707

	Pension Benefits		Post-retirement Benefits
(in thousands)	2011	2010	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of year	$802,449	$689,759	$ –	$ –
Actual return on plan assets	86,748	81,993	–	–
Employee contributions	–	–	2,749	2,362
Employer contributions	25,893	72,547	26,120	29,304
Benefits paid	(44,167)	(41,850)	(28,869)	(31,666)
Fair value of plan assets at end of year	$870,923	$802,449	$ –	$ –
Funded status at end of year	$(71,703)	$(76,181)	$(351,134)	$(346,707)

Schedule of amounts recognized in the Consolidated Statements of Financial Position

	Pension Benefits		Post-retirement Benefits
(in thousands)	2011	2010	2011	2010
Pension assets	$ 80,208	$ 61,272	$ –	$ –
Accrued expenses	(2,924)	(3,273)	(26,433)	(25,889)
Pension and post-retirement benefits	(148,987)	(134,180)	(324,701)	(320,818)
Net amount recognized	$ (71,703)	$ (76,181)	$(351,134)	$(346,707)

Schedule of weighted-average actuarial assumptions used to determine defined benefit pension plan obligations

	2011	2010
Discount rate	5.33%	5.82%
Rate of future compensation increase (for plans that base benefits on final compensation level)	3.93%	4.03%

Schedule of weighted-average actuarial assumptions used to determine net periodic pension cost

	2011	2010	2009
Discount rate	5.82%	6.28%	7.30%
Rate of future compensation increase (for plans that base benefits on final compensation level)	4.03%	4.08%	4.09%
Expected long-term return on plan assets	8.00%	8.25%	8.25%

Schedule of effects of one-percentage-point change in assumed discount rate, expected long-term rate of return on plan assets, rate of future compensation increase, and health care cost trend rate

1-Percentage-Point
	Expense		Benefit Obligation
(in thousands)	Increase	Decrease	Increase	Decrease
Pension Benefits:
Discount rate	$(10,652)	$13,153	$(111,456)	$138,020
Expected long-term rate of return on plan assets	$ 3,664	$ (3,664)	-	-
Rate of future compensation increase	$ 2,196	$ (2,108)	$ 11,060	$ (10,660)
Post-retirement Benefits:
Discount rate	$936	$ 2,564	$ (33,208)	$ 39,679
Health care cost trend rate	$ 1,774	$ (1,478)	$ 32,101	$ (27,631)

Schedule of actual and target weighted-average asset allocations for pension plan assets

	2011		2010
Asset Category	Actual	Target Range	Actual	Target Range
Large Capitalization Equity	22.1%	20-35%	24.1%	22-32%
Hormel Foods Corporation Stock	5.7%	0-10%	9.0%	-
Small Capitalization Equity	11.9%	5-15%	14.0%	3-13%
International Equity	18.1%	15-25%	17.8%	15-25%
Private Equity	2.5%	0-15%	1.2%	0-15%
Total Equity Securities	60.3%	55-75%	66.1%	55-75%
Fixed Income	38.3%	25-45%	31.8%	25-45%
Cash and Cash Equivalents	1.4%	-	2.1%	-

Schedule of benefits expected to be paid over the next ten fiscal years

		Post-
	Pension	retirement
(in thousands)	Benefits	Benefits
2012	$ 44,334	$ 23,826
2013	45,309	22,359
2014	47,464	22,534
2015	49,769	22,646
2016	52,449	22,680
2017 - 2021	308,135	108,761

Schedule of fair values of the defined benefit pension plan investments

	Fair Value Measurements at October 30, 2011
		Quoted Prices
		in Active	Significant Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
(in thousands)	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
Investments at Fair Value:
Cash equivalents(1)	$ 11,732	$ 11,732	$ -	$ -
Large Capitalization Equity(2)
Domestic	$215,924	$191,158	$ 24,766	$ -
Foreign	26,103	26,103	-	-
Total Large Capitalization Equity	$242,027	$217,261	$ 24,766	$ -
Small Capitalization Equity(3)
Domestic	$ 92,083	$ 92,083	$ -	$ -
Foreign	11,585	11,585	-	-
Total Small Capitalization Equity	$103,668	$103,668	$ -	$ -
International Equity(4)
Mutual fund	$ 38,757	$ -	$ 38,757	$ -
Collective trust	119,239	-	119,239	-
Total International Equity	$157,996	$ -	$157,996	$ -
Private Equity(5)
Domestic	$ 18,794	$ -	$ -	$18,794
International	3,053	-	-	3,053
Total Private Equity	$ 21,847	$ -	$ -	$21,847
Total Equity	$525,538	$320,929	$182,762	$21,847
Fixed Income(6)
US government issues	$118,863	$118,863	$ -	$ -
Municipal issues	18,463	18,463	-	-
Corporate issues – domestic	165,778	112,767	53,011	-
Corporate issues – foreign	30,549	30,549	-	-
Total Fixed Income	$333,653	$280,642	$ 53,011	$ -
Total Investments at Fair Value	$870,923	$613,303	$235,773	$21,847

	Fair Value Measurements at October 31, 2010
		Quoted Prices
		in Active	Significant Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
(in thousands)	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
Investments at Fair Value:
Cash equivalents(1)	$ 16,642	$ 16,642	$ -	$ -
Large Capitalization Equity(2)
Domestic	$247,748	$215,152	$ 32,596	$ -
Foreign	18,023	18,023	-	-
Total Large Capitalization Equity	$265,771	$233,175	$ 32,596	$ -
Small Capitalization Equity(3)
Domestic	$101,953	$101,953	$ -	$ -
Foreign	10,206	10,206	-	-
Total Small Capitalization Equity	$112,159	$112,159	$ -	$ -
International Equity(4)
Mutual fund	$ 40,301	$ -	$ 40,301	$ -
Collective trust	102,566	-	102,566	-
Total International Equity	$142,867	$ -	$142,867	$ -
Private Equity(5)
Domestic	$ 6,951	$ -	$ -	$6,951
International	2,377	-	-	2,377
Total Private Equity	$ 9,328	$ -	$ -	$9,328
Total Equity	$530,125	$345,334	$175,463	$9,328
Fixed Income(6)
US government issues	$106,987	$106,987	$ -	$ -
Municipal issues	1,931	1,931	-	-
Corporate issues – domestic	124,802	87,181	37,621	-
Corporate issues – foreign	21,878	21,878	-	-
Total Fixed Income	$255,598	$217,977	$ 37,621	$ -
Other
Real Estate - mineral interest	$ 3	$ -	$ -	$ 3
Total Other	$ 3	$ -	$ -	$ 3
Total Investments at Fair Value	$802,368	$579,953	$213,084	$9,331

The following is a description of the valuation methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy:

(1)	Cash Equivalents: These Level 1 investments consist primarily of money market mutual funds that are highly liquid and traded in active markets.

(2)

Large Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investment includes a mutual fund consisting of a mix of U.S. common stocks that is valued at the publicly available net asset value (NAV) of shares held by the pension plans at year end.

(3)

Small Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded.

(4)

International Equity: These Level 2 investments include a mix of collective investment funds and mutual funds. The mutual funds are valued at the publicly available NAV of shares held by the pension plans at year end. The value of the collective investment funds is based on the fair value of the underlying investments and the NAV can be calculated for these funds.

(5)

Private Equity: These Level 3 investments consist of various collective investment funds, which are managed by a third party, that invest in a well diversified portfolio of equity investments from top performing, high quality firms that focus on U.S. and foreign small to mid markets; and venture capitalists and entrepreneurs with a concentration in areas of innovation. Investment strategies include buyouts, growth capital, build-ups, and distressed; and early stages of company development mainly in the U.S. The fair value of the units for these investments is based on the fair value of the underlying investments, and the NAV can be calculated for these funds.

(6)

Fixed Income: The Level 1 investments include a mix of U.S. government and municipal securities, and domestic and foreign securities, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investments consist primarily of mutual funds invested in long duration corporate bonds that are valued at the publicly available NAV of shares held by the pension plans at year end.

Schedule of reconciliation of the beginning and ending balance of the investments measured at fair value using significant unobservable inputs (Level 3)

(in thousands)	2011	2010

Beginning Balance, October 31, 2010	$ 9,331	$ 3,108
Purchases, issuances, and settlements (net)	9,886	5,373
Unrealized gains	2,633	717
Realized (losses) gains	(3)	124
Interest and dividend income	-	9
Ending Balance, October 30, 2011	$ 21,847	$ 9,331

INCOME TAXES (Tables)	12 Months Ended
Oct. 30, 2011
INCOME TAXES
Schedule of components of provision for income taxes

(in thousands)	2011	2010	2009

Current:
U.S. Federal	$202,084	$170,326	$159,208
State	26,978	22,896	22,027
Foreign	3,826	2,124	1,245
Total current	232,888	195,346	182,480
Deferred:
U.S. Federal	6,358	27,009	(392)
State	394	2,420	81
Total deferred	6,752	29,429	(311)
Total provision for income taxes	$239,640	$224,775	$182,169

Schedule of significant components of the deferred income tax liabilities and assets

	October 30,	October 31,
(in thousands)	2011	2010

Deferred tax liabilities:
Tax over book depreciation	$ (92,848)	$ (81,821)
Pension assets	(30,029)	(22,809)
Book/tax basis difference from acquisitions	(27,593)	(30,262)
Commodity hedging contracts	(10,337)	(16,327)
Other, net	(61,824)	(54,273)
Deferred tax assets:
Post-retirement benefits	134,117	133,684
Pension benefits	57,961	52,445
Stock options	29,321	29,092
Deferred compensation	21,961	21,409
Insurance accruals	14,786	14,318
Vacation accruals	13,636	13,857
Promotional accruals	9,867	7,208
Federal benefit of state tax	9,596	14,799
Other, net	60,403	61,809
Net deferred tax assets	$129,017	$143,129

Schedule of reconciliation of the statutory federal income tax rate to the effective tax rate

	2011	2010	200	9

U.S. statutory rate	35.0%	35.0%	35.0%
State taxes on income, net of federal tax benefit	2.7	3.1	2.9
Manufacture deduction	(2.6)	(1.7)	(1.6)
All other, net	(1.8)	(0.4)	(1.8)
Effective tax rate	33.3%	36.0%	34.5%

Schedule of changes in the unrecognized tax benefits, excluding interest and penalties

(in thousands)
Balance as of October 25, 2009	$ 42,762
Tax positions related to the current period:
Increases	3,102
Decreases	–
Tax positions related to prior periods:
Increases	4,194
Decreases	(18,313)
Settlements	(2,650)
Decreases related to a lapse of applicable statute of limitations:	(3,022)
Balance as of October 31, 2010	$ 26,073
Tax positions related to the current period:
Increases	2,493
Decreases	–
Tax positions related to prior periods:
Increases	5,646
Decreases	(672)
Settlements	(10,770)
Decreases related to a lapse of applicable statute of limitations:	(1,372)
Balance as of October 30, 2011	$ 21,398

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Oct. 30, 2011
COMMITMENTS AND CONTINGENCIES
Schedule of purchase commitments

(in thousands)
2012	$ 1,646,758
2013	1,016,381
2014	780,275
2015	659,322
2016	650,682
Later years	2,551,871
Total	$ 7,305,289

Schedule of noncancelable operating lease commitments

(in thousands)
2012	$ 12,742
2013	8,412
2014	5,480
2015	4,307
2016	3,423
Later years	6,432
Total	$ 40,796

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Oct. 30, 2011
STOCK-BASED COMPENSATION
Schedule of reconciliation of the number of options outstanding and exercisable

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at October 31, 2010	22,048	$ 16.47
Granted	2,658	24.96
Exercised	4,750	15.27
Forfeited	24	19.11
Outstanding at October 30, 2011	19,932	$ 17.89	5.7 yrs	$240,451
Exercisable at October 30, 2011	13,499	$ 16.66	4.5 yrs	$179,436

Schedule of weighted-average grant date fair value of stock options granted, and the total intrinsic value of options exercised

	Fiscal Year Ended
	October 30,	October 31,	October 25,
	2011	2010	2009
Weighted-average grant date fair value	$ 5.54	$ 4.55	$ 2.93
Intrinsic value of exercised options	$54,859	$32,378	$5,049

Schedule of weighted-average assumptions used to calculate fair value of each option award

	Fiscal Year Ended
	October 30,	October 31,	October 25,
	2011	2010	2009
Risk-free interest rate	2.9%	3.4%	3.2%
Dividend yield	2.0%	2.2%	2.5%
Stock price volatility	21.0%	22.0%	22.0%
Expected option life	8 years	8 years	8 years

Schedule of reconciliation of the nonvested shares

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value
Nonvested at October 31, 2010	206	$ 18.13
Granted	52	25.11
Vested	43	17.43
Nonvested at October 30, 2011	215	$ 19.94

Schedule of weighted-average grant date fair value of nonvested shares granted, the total fair value of nonvested shares granted, and the fair value of nonvested shares vested

	Fiscal Year Ended
	October 30,	October 31,	October 25,
	2011	2010	2009
Weighted-average grant date fair value	$25.11	$19.56	$15.27
Fair value of nonvested shares granted	$1,299	$ 978	$ 865
Fair value of shares vested	$ 751	$ 664	$ 204

Schedule of stock-based compensation expense, along with the related income tax benefit

	Fiscal Year Ended
	October 30,	October 31,	October 25,
(in thousands)	2011	2010	2009
Stock-based compensation expense recognized	$17,229	$ 14,402	$ 12,054
Income tax benefit recognized	(6,542)	(5,510)	(4,633)
After-tax stock-based compensation expense	$10,687	$ 8,892	$ 7,421

DERIVATIVES AND HEDGING (Tables)	12 Months Ended
Oct. 30, 2011
Derivatives and hedging
Schedule of fair values of derivative instruments

		Fair Value(1)
	Location on Consolidated	October 30,	October 31,
	Statement of Financial Position	2011	2010
Asset Derivatives:
Derivatives Designated as Hedges:
Commodity contracts	Other current assets	$58,753	$54,395
Derivatives Not Designated as Hedges:
Commodity contracts	Other current assets	121	2,137
Total Asset Derivatives		$58,874	$56,532
Liability Derivatives:
Derivatives Designated as Hedges:
Commodity contracts	Accounts payable	$ 351	$ 6,390
Total Liability Derivatives		$ 351	$ 6,390

  (1)     Amounts represent the gross fair value of derivative assets and liabilities. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The amount or timing of cash collateral balances may impact the classification of the derivative in the Consolidated Statement of Financial Position. See Note N - Fair Value Measurements for a discussion of these net amounts as reported in the Consolidated Statements of Financial Position.

Schedule of gains or losses (before tax) related to derivative instruments

Gain/(Loss) Recognized
	in Accumulated Other			Gain/(Loss) Reclassified		Gain/(Loss)
	Comprehensive Loss (AOCL)			from AOCL into Earnings		Recognized in Earnings
	(Effective Portion)(1)			(Effective Portion)(1)		(Ineffective Portion)(2)(3)
	Fiscal Year Ended			Fiscal Year Ended		Fiscal Year Ended
	October 30,	October 31,	Location on Consolidated	October 30,	October 31,	October 30,	October 31,
Cash Flow Hedges:	2011	2010	Statement of Operations	2011	2010	2011	2010
Commodity contracts	$39,480	$23,511	Cost of products sold	$45,103	$(28,672)	$(8,704)	$9,947

		Gain/(Loss)		Gain/(Loss)
		Recognized in Earnings		Recognized in Earnings
		(Effective Portion)(4)		(Ineffective Portion)(2)(5)
		Fiscal Year Ended		Fiscal Year Ended
	Location on Consolidated	October 30,	October 31,	October 30,	October 31,
Fair Value Hedges:	Statement of Operations	2011	2010	2011	2010
Commodity contracts	Cost of products sold	$(24,373)	$(8,216)	$132	$(17)

		Gain/(Loss)
		Recognized in Earnings
		Fiscal Year Ended
Derivatives Not	Location on Consolidated	October 30,	October 31,
Designated as Hedges:	Statement of Operations	2011	2010
Commodity contracts	Cost of products sold	$(1,981)	$ (86)
Foreign exchange contracts	Net sales	$ (129)	$ (1)
Option contracts	Cost of products sold	$ -	$1,883

(1)	Amounts represent gains or losses in AOCL before tax. See Note B for the after tax impact of these gains or losses on net earnings.

(2)	There were no gains or losses excluded from the assessment of hedge effectiveness during the fiscal year.

(3)

 There were no gains or losses resulting from the discontinuance of cash flow hedges during the fiscal year. However, effective January 30, 2011, the Company de-designated and discontinued hedge accounting for its soybean meal futures contracts. At the date of de-designation of these hedges, gains of $17.7 million (before tax) were deferred in AOCL, with $6.9 million (before tax) remaining as of October 30, 2011. These gains will remain in AOCL until the hedged transactions occur or it is probable the hedged transactions will not occur. Gains or losses related to these contracts after the date of de-designation have been recognized in earnings as incurred.

(4)

 Amounts represent losses on commodity contracts designated as fair value hedges that were closed during the fiscal year, which were offset by a corresponding gain on the underlying hedged purchase commitment. Additional gains or losses related to changes in the fair value of open commodity contracts, along with the offsetting gain or loss on the hedged purchase commitment, are also marked-to-market through earnings with no impact on a net basis.

(5)	There were no gains or losses recognized as a result of a hedged firm commitment no longer qualifying as a fair value hedge during the fiscal year.

Cash Flow Hedges
Derivatives and hedging
Schedule of outstanding commodity or foreign exchange contracts

Volume
Commodity	October 30, 2011	October 31, 2010
Corn	20.8 million bushels	21.1 million bushels
Soybean meal	–	190,400 tons
Natural gas	0.5 million MMBTU’s	1.6 million MMBTU’s

Fair Value Hedges
Derivatives and hedging
Schedule of outstanding commodity or foreign exchange contracts

Volume
Commodity	October 30, 2011	October 31, 2010
Corn	12.4 million bushels	9.9 million bushels
Lean hogs	1.3 million cwt	1.1 million cwt

Derivatives not designated as hedges
Derivatives and hedging
Schedule of outstanding commodity or foreign exchange contracts

Volume
Commodity	October 30, 2011	October 31, 2010
Corn	–	1.5 million bushels
Soybean meal	4,300 tons	1,200 tons

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Oct. 30, 2011
FAIR VALUE MEASUREMENTS
Schedule of financial assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurements at October 30, 2011
		Quoted Prices in
	Fair Value at	Active Markets	Significant Other	Significant
	October 30,	for Identical	Observable	Unobservable
(in thousands)	2011	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets at Fair Value:
Cash equivalents(1)	$341,447	$341,447	$ -	$-
Short-term marketable securities(2)	76,077	358	75,719	-
Other trading securities(3)	105,367	34,588	70,779	-
Commodity derivatives(4)	7,174	7,174	-	-
Total Assets at Fair Value	$530,065	$383,567	$146,498	$-
Liabilities at Fair Value:
Commodity derivatives(4)	$ 351	$ -	$ 351	$-
Deferred compensation(3)	44,956	15,379	29,577	-
Total Liabilities at Fair Value	$ 45,307	$ 15,379	$ 29,928	$-

	Fair Value Measurements at October 31, 2010
		Quoted Prices in
	Fair Value at	Active Markets	Significant Other	Significant
	October 31,	for Identical	Observable	Unobservable
(in thousands)	2010	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets at Fair Value:
Cash equivalents(1)	$360,064	$360,064	$ -	$-
Short-term marketable securities(2)	50,595	66	50,529	-
Other trading securities(3)	109,153	49,889	59,264	-
Commodity derivatives(4)	11,604	11,604	-	-
Total Assets at Fair Value	$531,416	$421,623	$109,793	$-
Liabilities at Fair Value:
Commodity derivatives(4)	$ 6,390	$ -	$ 6,390	$-
Deferred compensation(3)	42,141	13,298	28,843	-
Total Liabilities at Fair Value	$ 48,531	$ 13,298	$ 35,233	$-

The following methods and assumptions were used to estimate the fair value of the financial assets and liabilities above:

(1)	The Company’s cash equivalents consist of money market funds rated AAA. As these investments have a maturity date of three months or less, the carrying value approximates fair value.

(2)

The Company holds trading securities as part of a portfolio maintained to generate investment income and to provide cash for operations of the Company, if necessary. The portfolio is managed by a third party who is responsible for daily trading activities, and all assets within the portfolio are highly liquid. The cash and highly rated money market funds held by the portfolio are classified as Level 1. The current investment portfolio also includes corporate bonds, agency securities, mortgage-backed securities, and other asset-backed securities for which there is an active, quoted market. Market prices are obtained from a variety of industry standard providers, large financial institutions, and other third-party sources to calculate a representative daily market value, and therefore, these securities are classified as Level 2.

(3)

The Company also holds trading securities as part of a rabbi trust to fund certain supplemental executive retirement plans and deferred income plans. The rabbi trust is included in other assets on the Consolidated Statements of Financial Position and is valued based on the underlying fair value of each fund held by the trust. A portion of the funds held related to the supplemental executive retirement plans have been invested in fixed income funds managed by a third party. The declared rate on these funds is set based on a formula using the yield of the general account investment portfolio that supports the fund, adjusted for expenses and other charges. The rate is guaranteed for one year at issue, and may be reset annually on the policy anniversary, subject to a guaranteed minimum rate. As the value is based on adjusted market rates, and the fixed rate is only reset on an annual basis, these funds are classified as Level 2. The remaining funds held are also managed by a third party, and include equity securities, money market accounts, bond funds, or other portfolios for which there is an active quoted market. Therefore, these securities are classified as Level 1. The related deferred compensation liabilities are included in other long-term liabilities on the Consolidated Statements of Financial Position and are valued based on the underlying investment selections held in each participant’s account. Investment options generally mirror those funds held by the rabbi trust, for which there is an active quoted market. Therefore, these investment balances are classified as Level 1. The Company also offers a fixed rate investment option to participants. The rate earned on these investments is adjusted annually based on a specified percentage of I.R.S. Applicable Federal Rates in effect and therefore these balances are classified as Level 2.

(4)

The Company’s commodity derivatives represent futures contracts, option contracts, and swaps used in its hedging or other programs to offset price fluctuations associated with purchases of corn, soybean meal, and natural gas, and to minimize the price risk assumed when forward priced contracts are offered to the Company’s commodity suppliers. The Company’s futures and options contracts for corn and soybean meal are traded on the Chicago Board of Trade (CBOT), while futures contracts for lean hogs are traded on the Chicago Mercantile Exchange. These are active markets with quoted prices available and therefore these contracts are classified as Level 1. The Company’s natural gas swaps are settled based on quoted prices from the New York Mercantile Exchange. As the swaps settle based on quoted market prices, but are not held directly with the exchange, the swaps are classified as Level 2. All derivatives are reviewed for potential credit risk and risk of nonperformance. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The net balance for each program is included in other current assets or accounts payable, as appropriate, in the Consolidated Statements of Financial Position. As of October 30, 2011, the Company has recognized the right to reclaim cash collateral of $20.1 million from, and the obligation to return cash collateral of $71.8 million to, various counterparties. As of October 31, 2010, the Company had recognized the obligation to return cash collateral of $44.9 million to various counterparties.

SEGMENT REPORTING (Tables)	12 Months Ended
Oct. 30, 2011
SEGMENT REPORTING
Schedule of operating profit and other financial information

(in thousands)	2011	2010	2009
Sales to Unaffiliated
Customers
Grocery Products	$1,064,558	$1,040,455	$924,682
Refrigerated Foods	4,189,224	3,818,788	3,436,242
Jennie-O Turkey Store	1,467,222	1,310,412	1,227,709
Specialty Foods	835,584	782,958	708,730
All Other	338,501	268,106	236,308
Total	$7,895,089	$7,220,719	$6,533,671
Intersegment Sales
Grocery Products	$-	$-	$-
Refrigerated Foods	14,101	9,152	7,236
Jennie-O Turkey Store	124,868	111,262	97,064
Specialty Foods	127	118	172
All Other	-	-	-
Total	139,096	120,532	104,472
Intersegment elimination	(139,096)	(120,532)	(104,472)
Total	$-	$-	$-
Net Sales
Grocery Products	$1,064,558	$1,040,455	$924,682
Refrigerated Foods	4,203,325	3,827,940	3,443,478
Jennie-O Turkey Store	1,592,090	1,421,674	1,324,773
Specialty Foods	835,711	783,076	708,902
All Other	338,501	268,106	236,308
Intersegment elimination	(139,096)	(120,532)	(104,472)
Total	$7,895,089	$7,220,719	$6,533,671
Segment Operating Profit
Grocery Products	$162,556	$155,922	$162,531
Refrigerated Foods	292,624	276,315	226,171
Jennie-O Turkey Store	204,940	143,644	86,909
Specialty Foods	76,905	80,727	68,484
All Other	36,250	26,126	27,631
Total segment operating profit	$773,275	$682,734	$571,726
Net interest and investment expense (income)	23,448	22,024	8,432
General corporate expense	35,992	40,348	38,312
Noncontrolling interest	5,001	4,189	3,165
Earnings before income taxes	$718,836	$624,551	$528,147

(in thousands)	2011	2010	2009
Assets
Grocery Products	$670,398	$591,082	$445,340
Refrigerated Foods	1,177,588	1,173,540	1,098,133
Jennie-O Turkey Store	805,459	760,566	728,049
Specialty Foods	475,289	432,820	449,558
All Other	196,957	178,642	163,611
Corporate	918,700	917,268	807,364
Total	$4,244,391	$4,053,918	$3,692,055
Additions to Property, Plant and Equipment
Grocery Products	$10,910	$27,018	$51,438
Refrigerated Foods	45,244	38,417	28,303
Jennie-O Turkey Store	29,507	15,986	11,247
Specialty Foods	3,470	1,807	2,922
All Other	1,145	788	732
Corporate	6,635	5,807	2,319
Total	$96,911	$89,823	$96,961
Depreciation and Amortization
Grocery Products	$15,597	$15,084	$15,232
Refrigerated Foods	65,689	64,051	62,317
Jennie-O Turkey Store	25,379	26,898	27,280
Specialty Foods	9,817	11,831	14,082
All Other	1,387	1,305	1,204
Corporate	6,296	6,422	7,023
Total	$124,165	$125,591	$127,138

Schedule of percentages of total revenues contributed by classes of similar products

	Fiscal Year Ended
	October 30,	October 31,	October 25,
	2011	2010	2009
Perishable meat	55.1%	54.3%	53.9%
Poultry	19.1	18.7	19.3
Shelf-stable	16.8	17.5	17.3
Other	9.0	9.5	9.5
	100.0%	100.0%	100.0%

Schedule of revenues attributable to U.S. and all foreign countries

	Fiscal Year Ended
	October 30,	October 31,	October 25,
(in thousands)	2011	2010	2009
United States	$7,431,798	$6,874,150	$6,198,818
Foreign	463,291	346,569	334,853
	$7,895,089	$7,220,719	$6,533,671

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Table)	12 Months Ended
Oct. 30, 2011
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
Schedule of unaudited quarterly results of operations

						Net Earnings
						Attributable to
						Hormel Foods		Basic Earnings		Diluted Earnings
(in thousands, except per share data)	Net Sales	Gross Profit		Net Earnings		Corporation(1)		Per Share		Per Share
2011
First quarter	$ 1,921,558	$ 374,005		$ 150,035		$ 148,826		$ 0.56		$ 0.55
Second quarter	1,959,041	326,227		110,702		109,579		0.41		0.40
Third quarter	1,910,592	297,855		99,964		98,481		0.37		0.36
Fourth quarter	2,103,898	336,026		118,495		117,309		0.44		0.43
2010
First quarter	$ 1,727,447	$ 318,387		$ 112,269		$ 111,207		$ 0.42		$ 0.41
Second quarter	1,699,782	280,467	(2)	78,535	(3)	77,862	(3)	0.29	(3)	0.29	(3)
Third quarter	1,730,451	284,915		86,364		85,370		0.32		0.32
Fourth quarter	2,063,039	354,973		122,608		121,148		0.46		0.45

(1)   Excludes net earnings attributable to the Company’s noncontrolling interests.

(2)   Includes a one-time pre-tax charge of $9.7 million related to the closing of the Company’s Valley Fresh Plant in Turlock, California.

(3)   Includes one-time charges of $6.3 million ($0.02 per share) related to the closing of the Company’s Valley Fresh Plant in Turlock, California, and an income tax charge of $7.1 million ($0.03 per share) primarily due to the change in tax treatment of Medicare Part D reimbursements by health care laws enacted during fiscal 2010.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Oct. 30, 2011		Oct. 31, 2010		Oct. 30, 2011 After stock split	Feb. 02, 2011 After stock split	Oct. 30, 2011 Common stock, nonvoting		Oct. 31, 2010 Common stock, nonvoting		Feb. 02, 2011 Common stock, nonvoting After stock split	Oct. 30, 2011 Common stock		Oct. 31, 2010 Common stock		Dec. 05, 2010 Common stock Numerator	Dec. 05, 2010 Common stock Denominator	Feb. 02, 2011 Common stock Before stock split	Feb. 02, 2011 Common stock After stock split
Authorized stock split ratio																2	1
Common stock, par value (in dollars per share)							$ 0.01	[1]	$ 0.01	[1]		$ 0.0293	[1]	$ 0.0293	[1]			$ 0.0586	$ 0.0293
Common stock, number of shares authorized							400,000,000	[1]	400,000,000	[1]	400,000,000	800,000,000	[1]	800,000,000	[1]			400,000,000	800,000,000
Preferred stock, number of shares authorized, after stock split	160,000,000	[1]	160,000,000	[1]	160,000,000	160,000,000

[1]	Shares and par values have been restated, as appropriate, to reflect the two-for-one stock split effected February 1, 2011

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 30, 2011 week M	Oct. 31, 2010 week	Oct. 25, 2009 week
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of weeks in a fiscal year	52	53	52
Cash and Cash Equivalents
Maximum term of original maturity to classify instruments as cash equivalents (in months)	3
Rabbi trust
Investments
Gains (Losses) related to securities held	1.2	5.4	15.3
Short-term marketable securities
Investments
Gains (Losses) related to securities held	0.5	0.6

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended
	Apr. 25, 2010	Oct. 30, 2011	Oct. 31, 2010 charge	Oct. 25, 2009	Dec. 05, 2010 Numerator Common stock	Dec. 05, 2010 Denominator Common stock	Oct. 31, 2010 Before stock split	Oct. 25, 2009 Before stock split	May 26, 2010 Before stock split	Oct. 02, 2002 Before stock split	Oct. 30, 2011 After stock split	Oct. 30, 2011 Minimum, greater than	Oct. 30, 2011 Maximum	Oct. 30, 2011 Buildings Y	Oct. 30, 2011 Machinery and equipment Y	Oct. 30, 2011 Software Y
Property, plant and equipment
Estimated useful life, minimum (in years)														20	5
Estimated usefull life, maximum (in years)														40	10	5
Equity Method Investments
Ownership percentage												20.00%	50.00%
Income Taxes
Percentage of likelihood of realization of recognized tax benefit												50.00%
Shares Repurchases
Number of shares repurchased (in shares)											5,500,000
Number of shares authorized to be repurchased (in shares)									5,000,000	10,000,000
Stock repurchased (in shares)							1,100,000	1,200,000
Stock repurchased under new authorization (in shares)							600,000
Average price of shares repurchased (in dollars per share)							$ 39.78	$ 33.1			$ 27.82
Average price of shares repurchased under new authorization,(in dollars per share)							$ 42.86
Authorized stock split ratio					2	1
Impairment of Long-lived Assets
Pretax impairment charges	$ 6.6
Advertising Expenses
Advertising costs		115.3	112.3	93.6
Research and Development Expenses
Research and development expense		29.4	27.6	25.4
Supplemental Statement of Operations Information
Number of non-recurring charges recorded by the Company			2
Write-down of fixed assets and employee related costs, charged to net earnings	6.3
Write-down of fixed assets and employee related costs, charged to net earnings, per diluted share (in dollars per share)	$ 0.02
Income tax expense due to change in enacted health care laws	7.1
Income tax expense due to change in enacted health care laws per diluted share (in dollars per share)	$ 0.03
Supplemental Cash Flow Information
Negative reserve adjustment related to supplier contracts				$ 7.9

ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009	Oct. 26, 2008	Oct. 30, 2011 Foreign Currency Translation	Oct. 31, 2010 Foreign Currency Translation	Oct. 25, 2009 Foreign Currency Translation	Oct. 30, 2011 Pension & Other Benefits	Oct. 31, 2010 Pension & Other Benefits	Oct. 25, 2009 Pension & Other Benefits	Oct. 25, 2009 Pension & Other Benefits ASC 715 measurement date adjustment	Oct. 30, 2011 Deferred Gain (Loss) Hedging	Oct. 31, 2010 Deferred Gain (Loss) Hedging	Oct. 25, 2009 Deferred Gain (Loss) Hedging	Oct. 30, 2011 Accumulated Other Comprehensive Income (Loss)	Oct. 31, 2010 Accumulated Other Comprehensive Income (Loss)	Oct. 25, 2009 Accumulated Other Comprehensive Income (Loss)	Oct. 25, 2009 Accumulated Other Comprehensive Income (Loss) ASC 715 measurement date adjustment
Components of accumulated other comprehensive loss
Balance at beginning of period	$ (175,483)	$ (175,910)	$ (203,610)	$ (114,016)	$ 8,849	$ 3,381	$ 4,243	$ (205,243)	$ (194,103)	$ (77,608)		$ 20,484	$ (12,888)	$ (40,651)	$ (175,910)	$ (203,610)	$ (114,016)
Unrecognized gains (losses)					843	5,468	(862)
Unrecognized gains (losses)								(15,115)	(38,490)	(200,150)
Unrecognized gains (losses)												39,480	23,511	(8,323)
Unrecognized gains (losses)															25,208	(9,511)	(209,335)
Reclassification into net earnings								20,363	22,244	9,200
Reclassification into net earnings												(45,103)	28,672	55,053
Reclassification into net earnings															(24,740)	50,916	64,253
Tax effect								(2,188)	5,106	72,996
Tax effect												2,147	(18,811)	(18,967)
Tax effect															(41)	(13,705)	54,029
Net of tax amount					843	5,468	(862)
Net of tax amount								3,060	(11,140)	(117,954)
Net of tax amount												(3,476)	33,372	27,763
Net of tax amount															427	27,700	(91,053)
ASC 715 measurement date adjustment (net of $912 tax effect), Pension & Other Benefits											1,459							1,459
ASC 715 measurement date adjustment, tax effect											912							912
Balance at end of period	$ (175,483)	$ (175,910)	$ (203,610)	$ (114,016)	$ 9,692	$ 8,849	$ 3,381	$ (202,183)	$ (205,243)	$ (194,103)		$ 17,008	$ 20,484	$ (12,888)	$ (175,483)	$ (175,910)	$ (203,610)

EARNINGS PER SHARE (Details)	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010		Oct. 25, 2009
EARNINGS PER SHARE
Basic weighted-average shares outstanding	266,394,000	266,732,000	[1]	268,454,000	[1]
Dilutive potential common shares	5,521,000	3,966,000		2,525,000
Diluted weighted-average shares outstanding	271,915,000	270,698,000	[1]	270,979,000	[1]
Weighted average stock options not included in the computation of dilutive potential common shares (in shares)	700,000	3,600,000		10,000,000

[1]	Shares and per share figures have been restated, as appropriate, to reflect the two-for-one stock split effected February 1, 2011.

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Oct. 30, 2011	Oct. 31, 2010
INVENTORIES
Finished products	$ 463,491	$ 431,285
Raw materials and work-in-process	251,324	205,355
Materials and supplies	171,008	157,131
Total	$ 885,823	$ 793,771

GOODWILL AND INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010	Oct. 30, 2011 Grocery Products	Oct. 31, 2010 Grocery Products	Oct. 25, 2009 Grocery Products	Oct. 30, 2011 Refrigerated Foods	Oct. 31, 2010 Refrigerated Foods	Oct. 30, 2011 JOTS	Oct. 31, 2010 JOTS	Oct. 25, 2009 JOTS	Oct. 30, 2011 Specialty Foods	Oct. 31, 2010 Specialty Foods	Oct. 25, 2009 Specialty Foods	Oct. 30, 2011 All Other	Oct. 31, 2010 All Other	Oct. 25, 2009 All Other
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 629,023	$ 620,155	$ 123,316	$ 123,316	$ 123,316	$ 94,791	$ 85,923	$ 203,214	$ 203,214	$ 203,214	$ 207,028	$ 207,028	$ 207,028	$ 674	$ 674	$ 674
Goodwill acquired	1,861	8,868				1,861	8,868
Balance at the end of the period	$ 630,884	$ 629,023	$ 123,316	$ 123,316	$ 123,316	$ 96,652	$ 94,791	$ 203,214	$ 203,214	$ 203,214	$ 207,028	$ 207,028	$ 207,028	$ 674	$ 674	$ 674

GOODWILL AND INTANGIBLE ASSETS (Details 2) (USD $)	12 Months Ended
	Oct. 30, 2011 Y	Oct. 31, 2010 Y	Oct. 25, 2009
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	$ 80,882,000	$ 89,492,000
Accumulated Amortization	(50,901,000)	(50,327,000)
Weighted-Avg Life (in Years)	9.1	8.8
Amortization expense	9,500,000	10,500,000	10,400,000
Estimated Amortization Expense
2012	8,906,000
2013	7,699,000
2014	6,303,000
2015	3,192,000
2016	1,023,000
Customer lists/relationships
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	22,378,000	22,378,000
Accumulated Amortization	(12,556,000)	(10,194,000)
Weighted-Avg Life (in Years)	10.9	10.9
Proprietary software and technology
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	22,000,000	23,650,000
Accumulated Amortization	(14,822,000)	(13,974,000)
Weighted-Avg Life (in Years)	9.3	9
Formulas and recipes
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	18,354,000	22,404,000
Accumulated Amortization	(10,047,000)	(11,914,000)
Weighted-Avg Life (in Years)	8.8	8.5
Non-compete covenants
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	5,370,000	7,200,000
Accumulated Amortization	(5,124,000)	(6,275,000)
Weighted-Avg Life (in Years)	4.6	4.4
Distribution network
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	4,120,000	4,120,000
Accumulated Amortization	(3,371,000)	(2,959,000)
Weighted-Avg Life (in Years)	10	10
Other intangibles
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	8,660,000	9,740,000
Accumulated Amortization	$ (4,981,000)	$ (5,011,000)
Weighted-Avg Life (in Years)	7.4	6.8

GOODWILL AND INTANGIBLE ASSETS (Details 3) (USD $) In Thousands, unless otherwise specified	Oct. 30, 2011	Oct. 31, 2010
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	$ 102,065	$ 102,357
Brand/tradename/trademarks
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	94,081	94,373
Other intangibles
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	$ 7,984	$ 7,984

INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES (Details) (USD $)	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009	Oct. 30, 2011 MegaMex Foods, LLC	Oct. 31, 2010 MegaMex Foods, LLC	Oct. 30, 2011 Purefoods-Hormel Company	Oct. 31, 2010 Purefoods-Hormel Company	Oct. 25, 2009 Purefoods-Hormel Company	Oct. 30, 2011 San Miguel Purefoods (Vietnam) Co. Ltd.	Oct. 31, 2010 San Miguel Purefoods (Vietnam) Co. Ltd.	Oct. 25, 2009 San Miguel Purefoods (Vietnam) Co. Ltd.	Oct. 30, 2011 Other	Oct. 31, 2010 Other	Oct. 25, 2009 Other
Investments in and receivables from affiliates
Ownership percentage				50.00%		40.00%			49.00%
Investments in and receivables from affiliates	$ 295,698,000	$ 214,389,000		$ 205,523,000	$ 122,447,000	$ 65,140,000	$ 63,894,000		$ 17,442,000	$ 20,501,000		$ 7,593,000	$ 7,547,000
Equity in earnings of affiliates	26,757,000	13,126,000	4,793,000	24,532,000	11,996,000	5,182,000	3,523,000	1,561,000	(3,059,000)	(1,315,000)	(210,000)	102,000	(1,078,000)	3,442,000
Excess of investment over the underlying equity in net assets of the joint venture				$ 21,300,000

INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES (Details 2) (MegaMex Foods, LLC)	Oct. 06, 2010 Don Miguel Foods Corp (Don Miguel)	Aug. 22, 2011 Fresherized Foods
Business acquisitions by the joint venture
Percent of stock acquired (as a percent)	100.00%	100.00%

LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS (Details) (USD $)	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009
Long-term debt and other borrowings arrangements
Less current maturities		$ 350,000,000
Total	250,000,000
Interest paid	31,700,000	26,500,000	28,300,000
Fair value of long-term debt	266,900,000	371,800,000
6.625% Senior unsecured notes, due June 2011
Long-term debt and other borrowings arrangements
Long-term debt		350,000,000
Interest rate (as a percent)		6.63%
4.125% Senior unsecured notes, due April 2021
Long-term debt and other borrowings arrangements
Long-term debt	250,000,000
Interest rate (as a percent)	4.13%
Revolving line of credit
Long-term debt and other borrowings arrangements
Maximum borrowing capacity	$ 300,000,000
Variable rate basis	LIBOR

PENSION AND OTHER POST-RETIREMENT BENEFITS (Details) (USD $)	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009
PENSION AND OTHER POST-RETIREMENT BENEFITS
Cost of defined contribution plans	$ 27,100,000	$ 26,600,000	$ 25,800,000
Amounts recognized in the Consolidated Statements of Financial Position
Pension assets	80,208,000	61,272,000
Pension and post-retirement benefits	(473,688,000)	(454,998,000)
Pension Benefits
Pension and other postretirement benefits
Service cost	24,206,000	21,998,000	18,004,000
Interest cost	50,282,000	48,305,000	47,251,000
Expected return on plan assets	(62,989,000)	(55,128,000)	(52,296,000)
Amortization of prior service cost	(607,000)	(607,000)	(607,000)
Recognized actuarial (gain) loss	16,633,000	16,133,000	5,142,000
Settlement charge		1,192,000	6,788,000
Curtailment charge		131,000
Special termination cost		386,000
Net periodic cost	27,525,000	32,410,000	24,282,000
Amounts recognized in accumulated other comprehensive loss
Unrecognized prior service cost (credit)	(52,500,000)	(1,800,000)
Unrecognized actuarial gains (losses)	(334,000,000)	(289,400,000)
Amount of prior service credit (cost) included in accumulated other comprehensive loss expected to be recognized during next year	5,100,000
Amount of actuarial loss included in accumulated other comprehensive loss expected to be recognized during next year	20,100,000
Change in benefit obligation:
Benefit obligation at beginning of year	878,630,000	785,560,000
Service cost	24,206,000	21,998,000	18,004,000
Interest cost	50,282,000	48,305,000	47,251,000
Plan amendments	(51,283,000)
Special termination cost		386,000
Actuarial loss	84,958,000	64,231,000
Benefits paid	(44,167,000)	(41,850,000)
Benefit obligation at end of year	942,626,000	878,630,000	785,560,000
Change in plan assets:
Fair value of plan assets at beginning of year	802,449,000	689,759,000
Actual return on plan assets	86,748,000	81,993,000
Employer contributions	25,893,000	72,547,000
Benefits paid	(44,167,000)	(41,850,000)
Fair value of plan assets at end of year	870,923,000	802,449,000	689,759,000
Funded status at end of year	(71,703,000)	(76,181,000)
Amounts recognized in the Consolidated Statements of Financial Position
Pension assets	80,208,000	61,272,000
Accrued expenses	(2,924,000)	(3,273,000)
Pension and post-retirement benefits	(148,987,000)	(134,180,000)
Net amount recognized	(71,703,000)	(76,181,000)
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	151,900,000	139,400,000
Accumulated benefit obligation	133,200,000	113,100,000
Fair value of plan assets	0	2,000,000
Pension Benefits | Maximum
Pension and other postretirement benefits
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments (in years)	22
Pension Benefits | Minimum
Pension and other postretirement benefits
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments (in years)	8
Post-retirement Benefits
Pension and other postretirement benefits
Service cost	2,219,000	2,477,000	2,262,000
Interest cost	18,891,000	20,703,000	22,464,000
Amortization of prior service cost	4,341,000	4,341,000	5,505,000
Recognized actuarial (gain) loss	(4,000)	2,377,000	(841,000)
Special termination cost		109,000
Net periodic cost	25,447,000	30,007,000	29,390,000
Amounts recognized in accumulated other comprehensive loss
Unrecognized prior service cost (credit)	19,000,000	25,500,000
Unrecognized actuarial gains (losses)	(25,200,000)	(17,900,000)
Amount of prior service credit (cost) included in accumulated other comprehensive loss expected to be recognized during next year	(3,600,000)
Amount of actuarial loss included in accumulated other comprehensive loss expected to be recognized during next year	0
Change in benefit obligation:
Benefit obligation at beginning of year	346,707,000	346,106,000
Service cost	2,219,000	2,477,000	2,262,000
Interest cost	18,891,000	20,703,000	22,464,000
Plan amendments	(2,082,000)
Special termination cost		109,000
Actuarial loss	7,276,000	2,446,000
Benefits paid	(21,877,000)	(25,134,000)
Benefit obligation at end of year	351,134,000	346,707,000	346,106,000
Medicare Part D subsidy receipts	2,800,000	4,200,000
Change in plan assets:
Employee contributions	2,749,000	2,362,000
Employer contributions	26,120,000	29,304,000
Benefits paid	(28,869,000)	(31,666,000)
Funded status at end of year	(351,134,000)	(346,707,000)
Amounts recognized in the Consolidated Statements of Financial Position
Accrued expenses	(26,433,000)	(25,889,000)
Pension and post-retirement benefits	(324,701,000)	(320,818,000)
Net amount recognized	$ (351,134,000)	$ (346,707,000)
Post-retirement Benefits | Maximum
Pension and other postretirement benefits
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments (in years)	19
Post-retirement Benefits | Minimum
Pension and other postretirement benefits
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments (in years)	7

PENSION AND OTHER POST-RETIREMENT BENEFITS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009
Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	5.33%	5.82%
Rate of future compensation increase (as a percent)	3.93%	4.03%
Weighted-average assumptions used to determine net periodic benefit costs
Discount rate (as a percent)	5.82%	6.28%	7.30%
Rate of future compensation increase (as a percent)	4.03%	4.08%	4.09%
Expected long-term return on plan assets (as a percent)	8.00%	8.25%	8.25%
Effect of one-percentage-point change
Effect of one-percentage-point increase in discount rate on expense	$ (10,652)
Effect of one-percentage-point decrease in discount rate on expense	13,153
Effect of one-percentage-point increase in discount rate on benefit obligation	(111,456)
Effect of one-percentage-point decrease in discount rate on benefit obligation	138,020
Effect of one-percentage-point increase in expected long-term rate of return on plan assets	3,664
Effect of one-percentage-point decrease in expected long-term rate of return on plan assets	(3,664)
Effect of one-percentage-point increase in rate of future compensation increase on expense	2,196
Effect of one-percentage-point decrease in rate of future compensation increase on expense	(2,108)
Effect of one-percentage-point increase in rate of future compensation increase on benefit obligation	11,060
Effect of one-percentage-point decrease in rate of future compensation increase on benefit obligation	(10,660)
Post-retirement Benefits
Weighted-average assumptions used to determine net periodic benefit costs
Increase in per capita cost of covered health care benefits assumed for next fiscal year (as a percent)	8.00%
Expected decrease in pre-Medicare and post-Medicare rate (as a percent)	5.00%
Year that reaches the ultimate trend rate	2017
Effect of one-percentage-point change
Effect of one-percentage-point increase in discount rate on expense	936
Effect of one-percentage-point decrease in discount rate on expense	2,564
Effect of one-percentage-point increase in discount rate on benefit obligation	(33,208)
Effect of one-percentage-point decrease in discount rate on benefit obligation	39,679
Effect of one-percentage-point increase in health care cost trend rate on expense	1,774
Effect of one-percentage-point decrease in health care cost trend rate on expense	(1,478)
Effect of one-percentage-point increase in health care cost trend rate on benefit obligation	32,101
Effect of one-percentage-point decrease in health care cost trend rate on benefit obligation	$ (27,631)

PENSION AND OTHER POST-RETIREMENT BENEFITS (Details 3) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010
Pension and other postretirement benefits
Discretionary contribution	$ 23,600,000	$ 70,300,000
Pension Benefits
Pension and other postretirement benefits
Number of shares of common stock of the company included in plan assets	1.7	1.7
Market value of shares of common stock of the company included in plan assets	49,700,000	76,100,000
Market value percentage of employer common stock in total plan assets (as a percent)	6.00%	9.00%
Dividends paid on employer shares held by the plan	1,100,000
Number of employer shares issued pursuant to stock split	1.1
Number of employer shares sold	1.1
Employers contribution in next fiscal year	21,200,000
Expected future benefit payments
2012	44,334,000
2013	45,309,000
2014	47,464,000
2015	49,769,000
2016	52,449,000
2017 - 2021	308,135,000
Expected contribution representing benefit payments for unfunded plans during next fiscal year	29,400,000
Pension Benefits | Large Capitalization Equity
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	22.10%	24.10%
Pension Benefits | Large Capitalization Equity | Maximum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	35.00%	32.00%
Pension Benefits | Large Capitalization Equity | Minimum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	20.00%	22.00%
Pension Benefits | Hormel Foods Corporation Stock
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	5.70%	9.00%
Pension Benefits | Hormel Foods Corporation Stock | Maximum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	10.00%
Pension Benefits | Hormel Foods Corporation Stock | Minimum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	0.00%
Pension Benefits | Small Capitalization Equity
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	11.90%	14.00%
Pension Benefits | Small Capitalization Equity | Maximum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	15.00%	13.00%
Pension Benefits | Small Capitalization Equity | Minimum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	5.00%	3.00%
Pension Benefits | International Equity
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	18.10%	17.80%
Pension Benefits | International Equity | Maximum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	25.00%	25.00%
Pension Benefits | International Equity | Minimum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	15.00%	15.00%
Pension Benefits | Private Equity
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	2.50%	1.20%
Pension Benefits | Private Equity | Maximum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	15.00%	15.00%
Pension Benefits | Private Equity | Minimum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	0.00%	0.00%
Pension Benefits | Equity
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	60.30%	66.10%
Pension Benefits | Equity | Maximum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	75.00%	75.00%
Pension Benefits | Equity | Minimum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	55.00%	55.00%
Pension Benefits | Fixed Income
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	38.30%	31.80%
Pension Benefits | Fixed Income | Maximum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	45.00%	45.00%
Pension Benefits | Fixed Income | Minimum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	25.00%	25.00%
Pension Benefits | Cash equivalents
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	1.40%	2.10%
Post-retirement Benefits
Expected future benefit payments
2012	23,826,000
2013	22,359,000
2014	22,534,000
2015	22,646,000
2016	22,680,000
2017 - 2021	108,761,000
Expected federal subsidy receipts related to prescription drug benefits per year through 2021	$ 2,800,000

PENSION AND OTHER POST-RETIREMENT BENEFITS (Details 4) (Pension Benefits, USD $)	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	$ 870,923,000	$ 802,368,000
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	613,303,000	579,953,000
Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	235,773,000	213,084,000
Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	21,847,000	9,331,000
Cash equivalents
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	11,732,000	16,642,000
Cash equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	11,732,000	16,642,000
Large Capitalization Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	242,027,000	265,771,000
Large Capitalization Equity | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	217,261,000	233,175,000
Large Capitalization Equity | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	24,766,000	32,596,000
Large Capitalization Equity - Domestic
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	215,924,000	247,748,000
Large Capitalization Equity - Domestic | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	191,158,000	215,152,000
Large Capitalization Equity - Domestic | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	24,766,000	32,596,000
Large Capitalization Equity - Foreign
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	26,103,000	18,023,000
Large Capitalization Equity - Foreign | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	26,103,000	18,023,000
Small Capitalization Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	103,668,000	112,159,000
Small Capitalization Equity | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	103,668,000	112,159,000
Small Capitalization Equity - Domestic
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	92,083,000	101,953,000
Small Capitalization Equity - Domestic | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	92,083,000	101,953,000
Small Capitalization Equity - Foreign
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	11,585,000	10,206,000
Small Capitalization Equity - Foreign | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	11,585,000	10,206,000
International Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	157,996,000	142,867,000
International Equity | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	157,996,000	142,867,000
Mutual fund
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	38,757,000	40,301,000
Mutual fund | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	38,757,000	40,301,000
Collective trust
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	119,239,000	102,566,000
Collective trust | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	119,239,000	102,566,000
Private Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	21,847,000	9,328,000
Unfunded commitments for investments	66,000,000	77,000,000
Commitment for investments	85,000,000	85,000,000
Private Equity | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	21,847,000	9,328,000
Private Equity - Domestic
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	18,794,000	6,951,000
Commitment for investments	43,200,000	53,300,000
Private Equity - Domestic | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	18,794,000	6,951,000
Private Equity - International
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	3,053,000	2,377,000
Commitment for investments	22,800,000	23,700,000
Private Equity - International | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	3,053,000	2,377,000
Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	525,538,000	530,125,000
Equity | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	320,929,000	345,334,000
Equity | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	182,762,000	175,463,000
Equity | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	21,847,000	9,328,000
Fixed Income
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	333,653,000	255,598,000
Fixed Income | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	280,642,000	217,977,000
Fixed Income | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	53,011,000	37,621,000
US government issues
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	118,863,000	106,987,000
US government issues | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	118,863,000	106,987,000
Municipal issues
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	18,463,000	1,931,000
Municipal issues | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	18,463,000	1,931,000
Corporate issues domestic
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	165,778,000	124,802,000
Corporate issues domestic | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	112,767,000	87,181,000
Corporate issues domestic | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	53,011,000	37,621,000
Corporate issues foreign
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	30,549,000	21,878,000
Corporate issues foreign | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	30,549,000	21,878,000
Other
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments		3,000
Other | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments		3,000
Real Estate - mineral interest
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments		3,000
Real Estate - mineral interest | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments		$ 3,000

PENSION AND OTHER POST-RETIREMENT BENEFITS (Details 5) (Pension Benefits, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009
Change in plan assets:
Fair value of plan assets at beginning of year			$ 689,759
Fair value of plan assets at end of year	870,923	802,449	689,759
Significant Other Unobservable Inputs (Level 3)
Change in plan assets:
Fair value of plan assets at beginning of year	9,331		3,108
Purchases, issuances and settlements (net)	9,886	5,373
Unrealized gains	2,633	717
Realized gains (losses)	(3)	124
Interest and dividend income		9
Fair value of plan assets at end of year	$ 21,847	$ 9,331	$ 3,108

INCOME TAXES (Details) (USD $)	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009
Current:
U.S. Federal	$ 202,084,000	$ 170,326,000	$ 159,208,000
State	26,978,000	22,896,000	22,027,000
Foreign	3,826,000	2,124,000	1,245,000
Total current	232,888,000	195,346,000	182,480,000
Deferred:
U.S. Federal	6,358,000	27,009,000	(392,000)
State	394,000	2,420,000	81,000
Total deferred	6,752,000	29,429,000	(311,000)
Total provision for income taxes	239,640,000	224,775,000	182,169,000
Deferred tax liabilities:
Tax over book depreciation	(92,848,000)	(81,821,000)
Pension assets	(30,029,000)	(22,809,000)
Book/tax basis difference from acquisitions	(27,593,000)	(30,262,000)
Commodity hedging contracts	(10,337,000)	(16,327,000)
Other, net	(61,824,000)	(54,273,000)
Deferred tax assets:
Post-retirement benefits	134,117,000	133,684,000
Pension benefits	57,961,000	52,445,000
Stock options	29,321,000	29,092,000
Deferred compensation	21,961,000	21,409,000
Insurance accruals	14,786,000	14,318,000
Vacation accruals	13,636,000	13,857,000
Promotional accruals	9,867,000	7,208,000
Federal benefit of state tax	9,596,000	14,799,000
Other, net	60,403,000	61,809,000
Net deferred tax assets	129,017,000	143,129,000
Reconciliation of the statutory federal income tax rate to the effective tax rate
U.S. statutory rate (as a percent)	35.00%	35.00%	35.00%
State taxes on income, net of federal tax benefit (as a percent)	2.70%	3.10%	2.90%
Manufacture deduction (as a percent)	(2.60%)	(1.70%)	(1.60%)
All other, net (as a percent)	(1.80%)	(0.40%)	(1.80%)
Effective tax rate (as a percent)	33.30%	36.00%	34.50%
Undistributed earnings of foreign subsidiaries and joint ventures	56,500,000
Income taxes paid	227,300,000	212,600,000	160,300,000
Changes in unrecognized tax benefits
Balance at the beginning of the period	26,073,000	42,762,000
Tax positions related to the current period
Increases	2,493,000	3,102,000
Tax positions related to prior periods:
Increases	5,646,000	4,194,000
Decreases	(672,000)	(18,313,000)
Settlements	(10,770,000)	(2,650,000)
Decreases related to a lapse of applicable statute of limitations	(1,372,000)	(3,022,000)
Balance at the end of the period	21,398,000	26,073,000	42,762,000
Unrecognized tax benefits including interest and penalties	28,100,000
Portion of unrecognized tax benefit including interest and penalties, that if recognized, would impact effective tax rate	18,600,000
Interest and penalties related to uncertain tax positions recognized in income tax expense	(4,200,000)
Accrued interest and penalties, associated with unrecognized tax benefits	$ 6,700,000

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009
Purchase commitments
2012	$ 1,646,758,000
2013	1,016,381,000
2014	780,275,000
2015	659,322,000
2016	650,682,000
Later years	2,551,871,000
Total	7,305,289,000
Purchases under contracts	1,800,000,000	1,900,000,000	1,600,000,000
Noncancelable operating lease commitments
2012	12,742,000
2013	8,412,000
2014	5,480,000
2015	4,307,000
2016	3,423,000
Later years	6,432,000
Total	40,796,000
Expenses under noncancelable operating lease commitments	23,100,000	25,100,000	23,000,000
Approximate amount of commitments to complete construction in progress at various locations	78,400,000
Standby letters of credit	41,800,000
Renewable standby letter of credit	$ 4,800,000
Hogs and turkeys
Purchase commitments
Purchase commitments, maximum time period	10 years
Grow-out contracts
Purchase commitments
Purchase commitments, maximum time period	25 years
Corn, soybean meal and other feed
Purchase commitments
Purchase commitments, maximum time period	three years

STOCK-BASED COMPENSATION (Details) (USD $)	3 Months Ended	12 Months Ended
	Jan. 28, 2007 day	Oct. 30, 2011
Stock options
Stock-based compensation
Vesting period low end of range		6M
Vesting period high end of the range		4Y
Stock option expiration period		10Y
Number of options granted (pre-split) during one-time stock option grant to full time employees of the company on January 8, 2007	100
The terms under which the universal stock option grant will vest	This grant was to vest upon the earlier of five years or attainment of closing stock price of $50.00 per share (pre-split) for five consecutive trading days, and had an expiration of ten years after the grant date.
The per share closing price of common stock on attainment of which the grants will vest	$ 50
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the specific price in order for the granted stocks to get vested (in days)	5
Nonvested shares
Stock-based compensation
Vesting period for nonvested shares issued after September 26, 2010		1Y
Vesting period for nonvested shares issued on or before September 26, 2010		5Y

STOCK-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Oct. 30, 2011 Y	Oct. 31, 2010	Oct. 25, 2009	Oct. 30, 2011 Stock options Y	Oct. 31, 2010 Stock options Y	Oct. 25, 2009 Stock options Y	Oct. 30, 2011 Nonvested shares	Oct. 31, 2010 Nonvested shares	Oct. 25, 2009 Nonvested shares
Stock-based compensation
Cash received from stock options exercised				$ 53,800,000	$ 22,900,000	$ 2,400,000
Tax benefit realized from stock options, aggregate				20,800,000	18,900,000	1,300,000
Reconciliation of Stock Options
Outstanding, at the beginning of the period (in shares)				22,048,000
Granted (in shares)				2,658,000
Exercised (in shares)				4,750,000
Forfeited (in shares)				24,000
Outstanding, at the end of the period (in shares)				19,932,000	22,048,000
Exercisable at the end of the period (in shares)				13,499,000
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)				$ 16.47
Granted (in dollars per share)				$ 24.96
Exercised (in dollars per share)				$ 15.27
Forfeitures (in dollars per share)				$ 19.11
Outstanding at the end of the period (in dollars per share)				$ 17.89	$ 16.47
Exercisable at end of period (in dollars per share)				$ 16.66
Weighted-Average Remaining Contractual Term
Outstanding at the end of the period (in years)				5.7
Exercisable at end of period (in years)				4.5
Aggregate Intrinsic Value
Outstanding at the end of the period				240,451,000
Exercisable at end of period				179,436,000
Weighted-average grant date fair value of stock options granted, and the total intrinsic value of options exercised
Weighted average grant date fair value (in dollars per share)				$ 5.54	$ 4.55	$ 2.93
Intrinsic value of exercised options				54,859,000	32,378,000	5,049,000
Weighted-average assumptions used to calculate fair value of each ordinary option award
Risk free interest rate (as a percent)				2.90%	3.40%	3.20%
Expected Dividend Rate (as a percent)				2.00%	2.20%	2.50%
Expected stock price volatility rate (as a percent)				21.00%	22.00%	22.00%
Expected option Term (in years)				8	8	8
Reconciliation of the nonvested shares
Nonvested shares at the beginning of the period							206,000
Nonvested shares granted in period							52,000
Nonvested shares vested in period							(43,000)
Nonvested shares at the end of the period							215,000	206,000
Weighted-average grant date fair value and total fair value of nonvested shares granted and vested
Nonvested shares at the beginning of the period (in dollars per share)							$ 18.13
Nonvested shares granted in period (in dollars per share)							$ 25.11	$ 19.56	$ 15.27
Nonvested shares vested in period (in dollars per share)							$ 17.43
Nonvested shares at the end of the period (in dollars per share)							$ 19.94	$ 18.13
Fair value of nonvested shares granted							1,299,000	978,000	865,000
Fair value of nonvested shares vested							751,000	664,000	204,000
Stock-based compensation expense, along with the related income tax benefit
Stock based compensation expense recognized	17,229,000	14,402,000	12,054,000
Income tax benefit recognized	(6,542,000)	(5,510,000)	(4,633,000)
Stock based compensation expense, net of tax	10,687,000	8,892,000	7,421,000
Stock-based compensation expense unrecognized	$ 12,300,000
Period for recognition of unrecognized stock-based compensation expense (in years)	2.6
Number of shares available for future grants	32,600,000	35,300,000	38,000,000

DERIVATIVES AND HEDGING (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010
Derivatives and hedging
Maximum number of upcoming fiscal years to hedge grain or natural gas exposure	2Y
Accumulated change, pretax, in accumulated gains and losses from derivative instruments designated and qualifying as the effective portion of cash flow hedges	$ 27.3	$ 32.9
The Company expects to recognize the majority of hedging gains over this period	12M
Corn
Derivatives and hedging
Futures contracts and swaps, Volume	20,800,000	21,100,000
Futures contracts, Volume	12,400,000	9,900,000
Futures and options contracts, Volume		1,500,000
Soybean Meal
Derivatives and hedging
Futures contracts and swaps, Volume		190,400
Futures and options contracts, Volume	4,300	1,200
Natural Gas
Derivatives and hedging
Futures contracts and swaps, Volume	500,000	1,600,000
Lean Hogs
Derivatives and hedging
Futures contracts, Volume	1,300,000	1,100,000

DERIVATIVES AND HEDGING (Details 2) (USD $) In Thousands, unless otherwise specified	Oct. 30, 2011	Oct. 31, 2010
Derivatives fair value
Asset Derivatives, Other current assets	$ 58,874	$ 56,532
Liability Derivatives, Accounts payable	351	6,390
Derivatives designated as hedges | Commodity contracts
Derivatives fair value
Asset Derivatives, Other current assets	58,753	54,395
Liability Derivatives, Accounts payable	351	6,390
Derivatives not designated as hedges | Commodity contracts
Derivatives fair value
Asset Derivatives, Other current assets	$ 121	$ 2,137

DERIVATIVES AND HEDGING (Details 3) (USD $)	Oct. 30, 2011 Commodity contracts	Jan. 30, 2011 Commodity contracts	Oct. 30, 2011 Commodity contracts Cost of products sold	Oct. 31, 2010 Commodity contracts Cost of products sold	Oct. 30, 2011 Foreign exchange contracts Net sales	Oct. 31, 2010 Foreign exchange contracts Net sales	Oct. 31, 2010 Option contracts Cost of products sold	Oct. 30, 2011 Cash Flow Hedges Commodity contracts	Oct. 31, 2010 Cash Flow Hedges Commodity contracts	Oct. 30, 2011 Cash Flow Hedges Commodity contracts Cost of products sold	Oct. 31, 2010 Cash Flow Hedges Commodity contracts Cost of products sold	Oct. 30, 2011 Fair Value Hedges Commodity contracts Cost of products sold	Oct. 31, 2010 Fair Value Hedges Commodity contracts Cost of products sold
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in Accumulated Other Comprehensive Loss (AOCL) (Effective Portion)								$ 39,480,000	$ 23,511,000
Gain/(Loss) Reclassified from AOCL into Earnings (Effective Portion)										45,103,000	(28,672,000)
Gain/(Loss) Recognized in Earnings (Effective Portion)												(24,373,000)	(8,216,000)
Gain/(Loss) Recognized in Earnings (Ineffective Portion)										(8,704,000)	9,947,000	132,000	(17,000)
Gain/(Loss) Recognized in Earnings, Derivatives Not Designated as Hedges			(1,981,000)	(86,000)	(129,000)	(1,000)	1,883,000
Hedging gains, before tax, included in accumulated other comprehensive loss related to de-designated commodity derivatives previously designated as cash flow hedges	$ 6,900,000	$ 17,700,000

FAIR VALUE MEASUREMENTS (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 25, 2010	Oct. 30, 2011 Y M	Oct. 31, 2010
Methods and assumptions used to estimate the fair value of the financial assets and liabilities
Maximum maturity period of cash equivalents (in months)		3
Guarantee period at issue for rate of return on fixed income funds (in years)		1
Recognized right to reclaim cash collateral		$ 20,100,000
Recognized obligation to return cash collateral		71,800,000	44,900,000
Fair value, long-term debt
Fair value of long-term debt (including current maturities)		266,900,000	371,800,000
Fair value, nonrecurring basis - Property, plant and equipment
Pretax charge to reduce property, plant and equipment to its current estimated fair value	6,600,000
Recurring basis | Fair Value
Assets at Fair Value:
Cash equivalents		341,447,000	360,064,000
Short-term marketable securities		76,077,000	50,595,000
Other trading securities		105,367,000	109,153,000
Commodity asset derivatives, net of the effects of master netting arrangements		7,174,000	11,604,000
Total Assets at Fair Value		530,065,000	531,416,000
Liabilities at Fair Value:
Commodity liability derivatives, net of the effects of master netting arrangements		351,000	6,390,000
Deferred compensation		44,956,000	42,141,000
Total Liabilities at Fair Value		45,307,000	48,531,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets at Fair Value:
Cash equivalents		341,447,000	360,064,000
Short-term marketable securities		358,000	66,000
Other trading securities		34,588,000	49,889,000
Commodity asset derivatives, net of the effects of master netting arrangements		7,174,000	11,604,000
Total Assets at Fair Value		383,567,000	421,623,000
Liabilities at Fair Value:
Deferred compensation		15,379,000	13,298,000
Total Liabilities at Fair Value		15,379,000	13,298,000
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets at Fair Value:
Short-term marketable securities		75,719,000	50,529,000
Other trading securities		70,779,000	59,264,000
Total Assets at Fair Value		146,498,000	109,793,000
Liabilities at Fair Value:
Commodity liability derivatives, net of the effects of master netting arrangements		351,000	6,390,000
Deferred compensation		29,577,000	28,843,000
Total Liabilities at Fair Value		$ 29,928,000	$ 35,233,000

SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 25, 2010	Apr. 25, 2010	Jan. 24, 2010	Oct. 30, 2011 segment	Oct. 31, 2010	Oct. 25, 2009
SEGMENT REPORTING
Number of reportable business segments									5
Operating profit and other financial information
Sales to Unaffiliated Customers									$ 7,895,089	$ 7,220,719	$ 6,533,671
Intersegment Sales										0	0
Net sales	2,103,898	1,910,592	1,959,041	1,921,558	2,063,039	1,730,451	1,699,782	1,727,447	7,895,089	7,220,719	6,533,671
Segment Operating Profit									773,275	682,734	571,726
Net interest and investment expense (income)									23,448	22,024	8,432
General corporate expense									35,992	40,348	38,312
Noncontrolling interest									5,001	4,189	3,165
Earnings before income taxes									718,836	624,551	528,147
Assets	4,244,391				4,053,918				4,244,391	4,053,918	3,692,055
Additions to Property Plant and Equipment									96,911	89,823	96,961
Depreciation and Amortization									124,165	125,591	127,138
Total
Operating profit and other financial information
Intersegment Sales									139,096	120,532	104,472
Grocery Products
Operating profit and other financial information
Sales to Unaffiliated Customers									1,064,558	1,040,455	924,682
Net sales									1,064,558	1,040,455	924,682
Segment Operating Profit									162,556	155,922	162,531
Assets	670,398				591,082				670,398	591,082	445,340
Additions to Property Plant and Equipment									10,910	27,018	51,438
Depreciation and Amortization									15,597	15,084	15,232
Refrigerated Foods
Operating profit and other financial information
Sales to Unaffiliated Customers									4,189,224	3,818,788	3,436,242
Intersegment Sales									14,101	9,152	7,236
Net sales									4,203,325	3,827,940	3,443,478
Segment Operating Profit									292,624	276,315	226,171
Assets	1,177,588				1,173,540				1,177,588	1,173,540	1,098,133
Additions to Property Plant and Equipment									45,244	38,417	28,303
Depreciation and Amortization									65,689	64,051	62,317
Jennie-O Turkey Store
Operating profit and other financial information
Sales to Unaffiliated Customers									1,467,222	1,310,412	1,227,709
Intersegment Sales									124,868	111,262	97,064
Net sales									1,592,090	1,421,674	1,324,773
Segment Operating Profit									204,940	143,644	86,909
Assets	805,459				760,566				805,459	760,566	728,049
Additions to Property Plant and Equipment									29,507	15,986	11,247
Depreciation and Amortization									25,379	26,898	27,280
Specialty Foods
Operating profit and other financial information
Sales to Unaffiliated Customers									835,584	782,958	708,730
Intersegment Sales									127	118	172
Net sales									835,711	783,076	708,902
Segment Operating Profit									76,905	80,727	68,484
Assets	475,289				432,820				475,289	432,820	449,558
Additions to Property Plant and Equipment									3,470	1,807	2,922
Depreciation and Amortization									9,817	11,831	14,082
All Other.
Operating profit and other financial information
Sales to Unaffiliated Customers									338,501	268,106	236,308
Net sales									338,501	268,106	236,308
Segment Operating Profit									36,250	26,126	27,631
Assets	196,957				178,642				196,957	178,642	163,611
Additions to Property Plant and Equipment									1,145	788	732
Depreciation and Amortization									1,387	1,305	1,204
Corporate
Operating profit and other financial information
Assets	918,700				917,268				918,700	917,268	807,364
Additions to Property Plant and Equipment									6,635	5,807	2,319
Depreciation and Amortization									6,296	6,422	7,023
Intersegment elimination
Operating profit and other financial information
Intersegment Sales									(139,096)	(120,532)	(104,472)
Net sales									$ (139,096)	$ (120,532)	$ (104,472)
Precept Foods, LLC
Operating profit and other financial information
Ownership percentage held by entity in joint venture (as a percent)									50.01%

SEGMENT REPORTING (Details 2)	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009
Percentage of revenue by classes of products
Percentage of total revenues	100.00%	100.00%	100.00%
Perishable meat
Percentage of revenue by classes of products
Percentage of total revenues	55.10%	54.30%	53.90%
Poultry
Percentage of revenue by classes of products
Percentage of total revenues	19.10%	18.70%	19.30%
Shelf-stable
Percentage of revenue by classes of products
Percentage of total revenues	16.80%	17.50%	17.30%
Other
Percentage of revenue by classes of products
Percentage of total revenues	9.00%	9.50%	9.50%

SEGMENT REPORTING (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 25, 2010	Apr. 25, 2010	Jan. 24, 2010	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009
Revenues attributable to U.S. and Foreign countries
Net sales	$ 2,103,898	$ 1,910,592	$ 1,959,041	$ 1,921,558	$ 2,063,039	$ 1,730,451	$ 1,699,782	$ 1,727,447	$ 7,895,089	$ 7,220,719	$ 6,533,671
United States
Revenues attributable to U.S. and Foreign countries
Net sales									7,431,798	6,874,150	6,198,818
Foreign
Revenues attributable to U.S. and Foreign countries
Net sales									$ 463,291	$ 346,569	$ 334,853

SEGMENT REPORTING (Details 4) (USD $) In Billions, unless otherwise specified	12 Months Ended
Oct. 30, 2011 segment
Revenues from major customer
Number of reportable business segments	5
Revenues | Customer concentration | Wal-Mart Stores
Revenues from major customer
Revenues	1.08
Concentration risk (as a percent)	12.50%

QUARTERLY RESULTS OR OPERATIONS (UNAUDITED) (Details) (USD $)	3 Months Ended								12 Months Ended
	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 25, 2010	Apr. 25, 2010	Jan. 24, 2010	Oct. 30, 2011	Oct. 31, 2010		Oct. 25, 2009
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
Net Sales	$ 2,103,898,000	$ 1,910,592,000	$ 1,959,041,000	$ 1,921,558,000	$ 2,063,039,000	$ 1,730,451,000	$ 1,699,782,000	$ 1,727,447,000	$ 7,895,089,000	$ 7,220,719,000		$ 6,533,671,000
Gross Profit	336,026,000	297,855,000	326,227,000	374,005,000	354,973,000	284,915,000	280,467,000	318,387,000	1,334,113,000	1,238,742,000		1,098,871,000
Net Earnings	118,495,000	99,964,000	110,702,000	150,035,000	122,608,000	86,364,000	78,535,000	112,269,000	479,196,000	399,776,000		345,978,000
Net Earnings Attributable to Hormel Foods Corporation	117,309,000	98,481,000	109,579,000	148,826,000	121,148,000	85,370,000	77,862,000	111,207,000	474,195,000	395,587,000		342,813,000
Basic Earnings Per Share (in dollars per share)	$ 0.44	$ 0.37	$ 0.41	$ 0.56	$ 0.46	$ 0.32	$ 0.29	$ 0.42	$ 1.78	$ 1.48	[1]	$ 1.28	[1]
Diluted Earnings Per Share (in dollars per share)	$ 0.43	$ 0.36	$ 0.4	$ 0.55	$ 0.45	$ 0.32	$ 0.29	$ 0.41	$ 1.74	$ 1.46	[1]	$ 1.27	[1]
Write-down of fixed assets and employee related costs, charged to net earnings, pre-tax							9,700,000
Write-down of fixed assets and employee related costs, charged to net earnings, net of tax							6,300,000
Write-down of fixed assets and employee related costs, charged to net earnings, per share (in dollars per share)							$ 0.02
Income tax expense due to change in enacted health care laws							$ 7,100,000
Income tax expense due to change in enacted health care laws per diluted share (in dollars per share)							$ 0.03

[1]	Shares and per share figures have been restated, as appropriate, to reflect the two-for-one stock split effected February 1, 2011.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (Allowance for doubtful accounts receivable, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009
Allowance for doubtful accounts receivable
Change in valuation and qualifying accounts and reserves
Balance at Beginning of Period	$ 4,000	$ 4,064	$ 3,144
Additions/(Benefits) Charged to Cost and Expenses	(149)	(307)	1,821
Additions/(Benefits) Charged to Other Accounts Describe	0	0	0
Deductions-Describe, uncollectible accounts written off	233	340	1,112
Deductions-Describe, recoveries on accounts previously written off	(382)	(583)	(211)
Balance at End of Period	$ 4,000	$ 4,000	$ 4,064

DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
	Oct. 30, 2011	May 01, 2011	Dec. 02, 2011 Common Stock	Dec. 02, 2011 Common Stock Non-Voting
Entity Registrant Name	HORMEL FOODS CORP /DE/
Entity Central Index Key	0000048465
Document Type	10-K
Document Period End Date	Oct 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--10-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 4,044,692,392
Entity Common Stock, Shares Outstanding			264,037,493	0
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY